                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8314

                            Schwab Annuity Portfolios
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
       (Address of principal executive offices)                 (Zip code)

                                 Randall W. Merk
                            Schwab Annuity Portfolios
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  January 1, 2003 - December 31, 2003

ITEM 1: REPORT(S) TO SHAREHOLDERS.

            [CHARLES SCHWAB LOGO]

LARGE BLEND

            SCHWAB S&P 500
            PORTFOLIO

            LARGE-CAP

            FOR THE YEAR ENDED DECEMBER 31, 2003
            Inception Date: November 1, 1996

MANAGEMENT'S DISCUSSION for the year ended December 31, 2003

[PHOTO OF GERI HOM]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the portfolio. Prior to joining the firm in 1995, she worked for nearly 15 years in equity management.

THE ECONOMY AND THE MARKET

DURING 2003, THE U.S. ECONOMY BEGAN TO GATHER STRENGTH, ESPECIALLY DURING THE SECOND HALF OF THE YEAR. In the months before the war in Iraq (which began in March 2003), the economy remained in a holding pattern, as businesses and investors adopted a wait-and-see stance. Once the combat phase drew to an end, America began to pay more attention to the economy, which by year-end appeared to be recovering.

SEEKING ADDITIONAL PROTECTION AGAINST THE RISK OF DEFLATION, THE FEDERAL RESERVE (THE FED) CUT SHORT-TERM INTEREST RATES BY 0.25% IN JUNE. This brought the Fed funds target rate to a 45-year low of 1.00%. Consumer spending held up strongly throughout the economic downturn, bolstered in part by unprecedented activity in mortgage refinancing (as individuals took advantage of the opportunity to refinance at historically low rates). During the period, we also saw business capital spending show signs of life after declining for the past few years.

STOCK PRICES ROSE SIGNIFICANTLY OVER THE PERIOD, EVEN AS SKEPTICISM LINGERED ABOUT THE QUALITY OF THE RALLY. After more than two years of generally negative performance, U.S. equity markets reached an apparent bottom during the report period, then rose strongly, ending the period with significant gains. During the report period, the Nasdaq Composite Index rose more than 50%, while the S&P 500(R) Index rose nearly 29%.

One striking feature of the overall U.S. stock market during the report period is that stocks with more speculative characteristics tended to perform better than stocks with more demonstrable quality. For example, companies with low earnings or dividends generally outperformed companies with higher earnings or dividends. This held true for other measures of quality as well, such as debt to equity: those with higher levels of debt performed better than companies with lower levels of debt. Consistent with this trend, small-cap stocks (which tend to be more speculative) performed well during the period, and microcap stocks performed even better. Large-cap stocks lagged both groups, but still performed well.

DESPITE THE DIVIDEND TAX CUT, DIVIDEND STOCKS UNDERPERFORMED THE OVERALL MARKET DURING THE PERIOD. Congress passed the tax cut during the period as part of the government's economic stimulus efforts. The cut reduced the double taxation of corporate dividends, thus lowering the cost of capital and encouraging investment. Since companies that pay dividends are generally more established and less speculative, we see the underperformance of these stocks as being part of the larger market trend mentioned earlier.


                                                      Schwab S&P 500 Portfolio 1

MANAGEMENT'S DISCUSSION continued

      Although factors such as job growth remained weak, improvements in other areas of the economic picture encouraged optimism among stock investors.

AS OF THE END OF THE REPORT PERIOD, NEITHER DEFLATION NOR INFLATION APPEARED TO BE IMMEDIATE RISKS. In our view, the main questions facing the market were largely the same: how strong is the economy, when might inflation return, and when might the Fed start tightening short-term rates?

THE PORTFOLIO

The portfolio posted double-digit total returns for the report period, and met the goal of tracking its benchmark index. Fourth-quarter earnings were 60% above consensus estimates for the 54% of the companies in the S&P 500(R) Index that had reported their fourth-quarter earnings by the time this report was written. Information technology, which had been especially hard-hit in recent years, led all sectors in the S&P 500 during the period with a notable 47% total return. Even the weakest sector, telecom services, was up 7%.

Past performance does not indicate future results.

All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change and when you sell your shares they may be worth more or less than what you paid for them.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

1.03% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

4.10%   LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

28.68%  S&P 500 INDEX: measures U.S. large-cap stocks

47.25%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

38.59% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

[LINE GRAPH]

                                  Lehman
                   Three-        Brothers
                    Month          U.S.
                     U.S.        Aggregate     S&P          Russell       MSCI-
                  Treasury         Bond        500          2000(R)      EAFE(R)
Date                Bills         Index       Index          Index        Index
31-Dec-02            0.00          0.00        0.00           0.00         0.00
03-Jan-03            0.01         -0.67        3.28           1.89         1.92
10-Jan-03            0.03         -0.84        5.48           3.50         2.03
17-Jan-03            0.05         -0.21        2.57           1.35         1.22
24-Jan-03            0.08          0.16       -2.01          -2.05        -1.96
31-Jan-03            0.10          0.09       -2.62          -2.77        -4.17
07-Feb-03            0.12          0.42       -5.53          -6.24        -5.36
14-Feb-03            0.14          0.40       -4.88          -6.28        -4.77
21-Feb-03            0.17          0.70       -3.34          -4.74        -4.20
28-Feb-03            0.19          1.47       -4.08          -5.71        -6.37
07-Mar-03            0.22          1.75       -5.44          -7.34        -9.01
14-Mar-03            0.24          1.38       -4.89          -7.24        -8.71
21-Mar-03            0.26          0.14        2.26          -1.51        -4.62
28-Mar-03            0.28          1.06       -1.40          -3.41        -6.31
04-Apr-03            0.31          1.07        0.37          -2.19        -4.98
11-Apr-03            0.32          1.09       -0.77          -2.68        -4.75
18-Apr-03            0.34          1.34        2.13           0.58        -1.83
25-Apr-03            0.37          1.89        2.73           1.85        -2.12
02-May-03            0.39          2.07        6.35           6.93         1.50
09-May-03            0.42          2.96        6.78           8.49         3.58
16-May-03            0.45          3.72        8.10           8.83         5.69
23-May-03            0.46          4.09        6.84           9.82         5.18
30-May-03            0.48          4.14       10.35          15.79         6.89
06-Jun-03            0.50          4.22       13.17          19.21        10.88
13-Jun-03            0.55          5.22       13.32          18.14        12.20
20-Jun-03            0.57          4.28       14.14          18.11        13.23
27-Jun-03            0.59          3.73       11.96          17.98        10.17
04-Jul-03            0.60          3.58       13.07          20.01        11.59
11-Jul-03            0.62          3.73       14.55          24.61        11.50
18-Jul-03            0.63          2.65       14.01          22.25         9.83
25-Jul-03            0.65          1.98       14.63          23.34        12.84
01-Aug-03            0.67          0.38       12.56          23.18        11.56
08-Aug-03            0.68          1.52       12.30          19.48        11.31
15-Aug-03            0.70          0.51       13.90          24.24        14.48
22-Aug-03            0.72          0.89       14.19          27.83        14.99
29-Aug-03            0.74          1.10       15.95          31.00        14.83
05-Sep-03            0.76          1.72       17.53          34.03        18.06
12-Sep-03            0.78          2.20       17.27          34.12        18.65
19-Sep-03            0.80          2.69       19.31          37.08        21.94
26-Sep-03            0.82          3.37       14.82          27.94        19.10
03-Oct-03            0.84          2.69       18.64          35.09        23.70
10-Oct-03            0.85          2.66       19.65          36.90        25.96
17-Oct-03            0.87          2.15       19.82          37.25        26.67
24-Oct-03            0.88          2.98       18.63          33.59        24.13
31-Oct-03            0.90          2.81       21.21          39.38        25.75
07-Nov-03            0.92          2.16       21.55          43.30        26.72
14-Nov-03            0.94          3.44       21.30          40.69        28.01
21-Nov-03            0.96          3.70       19.59          38.85        25.94
28-Nov-03            0.98          3.06       22.27          44.33        28.54
05-Dec-03            0.99          3.79       22.70          42.37        31.66
12-Dec-03            1.01          3.81       24.21          44.67        32.08
19-Dec-03            1.03          4.36       25.93          44.51        33.87
26-Dec-03            1.05          4.38       26.77          46.65        35.61
31-Dec-03            1.03          4.10       28.68          47.25        38.59

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


2 Schwab S&P 500 Portfolio

SCHWAB S&P 500 Portfolio

PERFORMANCE as of 12/31/03

AVERAGE ANNUAL TOTAL RETURNS 1, 2, 3

This bar chart compares performance of the portfolio with its benchmark and Morningstar category.

[BAR CHART]

                                                  Benchmark:      Fund Category:
                                                     S&P           MORNINGSTAR
                                                    500(R)          LARGE-CAP
                                  PORTFOLIO         INDEX             BLEND
1 Year                              28.22%          28.68%            25.62%
5 Years                             -0.93%          -0.57%            -2.13%
Since Inception: 11/1/96             7.72%           8.21%              n/a

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in its benchmark.

$17,042 PORTFOLIO
$17,609 S&P 500 INDEX

[LINE GRAPH]

                                           S&P
                                           500
Date                  Portfolio           Index
01-Nov-96              $10,000           $10,000
30-Nov-96              $10,750           $10,777
31-Dec-96              $10,530           $10,564
31-Jan-97              $11,170           $11,223
28-Feb-97              $11,250           $11,311
31-Mar-97              $10,780           $10,848
30-Apr-97              $11,410           $11,494
31-May-97              $12,090           $12,193
30-Jun-97              $12,630           $12,739
31-Jul-97              $13,620           $13,752
31-Aug-97              $12,860           $12,982
30-Sep-97              $13,560           $13,692
31-Oct-97              $13,120           $13,235
30-Nov-97              $13,720           $13,848
31-Dec-97              $13,948           $14,086
31-Jan-98              $14,098           $14,242
28-Feb-98              $15,108           $15,269
31-Mar-98              $15,869           $16,051
30-Apr-98              $16,029           $16,213
31-May-98              $15,739           $15,934
30-Jun-98              $16,369           $16,581
31-Jul-98              $16,189           $16,405
31-Aug-98              $13,848           $14,036
30-Sep-98              $14,738           $14,936
31-Oct-98              $15,929           $16,150
30-Nov-98              $16,879           $17,129
31-Dec-98              $17,862           $18,116
31-Jan-99              $18,595           $18,873
28-Feb-99              $18,012           $18,286
31-Mar-99              $18,726           $19,017
30-Apr-99              $19,439           $19,753
31-May-99              $18,967           $19,287
30-Jun-99              $20,012           $20,357
31-Jul-99              $19,389           $19,722
31-Aug-99              $19,288           $19,624
30-Sep-99              $18,756           $19,086
31-Oct-99              $19,931           $20,294
30-Nov-99              $20,323           $20,707
31-Dec-99              $21,517           $21,926
31-Jan-00              $20,434           $20,825
29-Feb-00              $20,040           $20,431
31-Mar-00              $22,003           $22,429
30-Apr-00              $21,335           $21,754
31-May-00              $20,890           $21,308
30-Jun-00              $21,396           $21,835
31-Jul-00              $21,072           $21,494
31-Aug-00              $22,367           $22,829
30-Sep-00              $21,183           $21,624
31-Oct-00              $21,082           $21,533
30-Nov-00              $19,412           $19,836
31-Dec-00              $19,506           $19,933
31-Jan-01              $20,183           $20,641
28-Feb-01              $18,337           $18,758
31-Mar-01              $17,178           $17,569
30-Apr-01              $18,501           $18,934
31-May-01              $18,614           $19,061
30-Jun-01              $18,163           $18,598
31-Jul-01              $17,978           $18,416
31-Aug-01              $16,850           $17,263
30-Sep-01              $15,486           $15,868
31-Oct-01              $15,784           $16,171
30-Nov-01              $16,984           $17,411
31-Dec-01              $17,135           $17,565
31-Jan-02              $16,876           $17,308
28-Feb-02              $16,544           $16,974
31-Mar-02              $17,155           $17,612
30-Apr-02              $16,119           $16,545
31-May-02              $15,995           $16,423
30-Jun-02              $14,855           $15,253
31-Jul-02              $13,695           $14,065
31-Aug-02              $13,768           $14,157
30-Sep-02              $12,266           $12,618
31-Oct-02              $13,343           $13,728
30-Nov-02              $14,120           $14,537
31-Dec-02              $13,292           $13,683
31-Jan-03              $12,935           $13,325
28-Feb-03              $12,735           $13,125
31-Mar-03              $12,861           $13,252
30-Apr-03              $13,911           $14,344
31-May-03              $14,635           $15,100
30-Jun-03              $14,824           $15,294
31-Jul-03              $15,076           $15,563
31-Aug-03              $15,370           $15,866
30-Sep-03              $15,202           $15,698
31-Oct-03              $16,063           $16,587
30-Nov-03              $16,200           $16,732
31-Dec-03              $17,042           $17,609

  All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio.


3 Source for category information: Morningstar, Inc.


                                                      Schwab S&P 500 Portfolio 3

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO FACTS as of 12/31/03

FUND CATEGORY 1

[GRAPHIC]

                               INVESTMENT STYLE
                        Value       Blend       Growth
MARKET CAP
 Large                   / /         /X/          / /
 Medium                  / /         / /          / /
 Small                   / /         / /          / /

STATISTICS

NUMBER OF HOLDINGS                                                         502
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                            $90,261
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                23.5
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.4
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                      2%
--------------------------------------------------------------------------------

TOP HOLDINGS 2

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                                 2.9%
--------------------------------------------------------------------------------
(2)  MICROSOFT CORP.                                                      2.8%
--------------------------------------------------------------------------------
(3)  PFIZER, INC.                                                         2.6%
--------------------------------------------------------------------------------
(4)  EXXON MOBIL CORP.                                                    2.5%
--------------------------------------------------------------------------------
(5)  CITIGROUP, INC.                                                      2.4%
--------------------------------------------------------------------------------
(6)  WAL-MART STORES, INC.                                                2.2%
--------------------------------------------------------------------------------
(7)  INTEL CORP.                                                          2.0%
--------------------------------------------------------------------------------
(8)  AMERICAN INTERNATIONAL GROUP, INC.                                   1.6%
--------------------------------------------------------------------------------
(9)  CISCO SYSTEMS, INC.                                                  1.6%
--------------------------------------------------------------------------------
(10) INTERNATIONAL BUSINESS MACHINES CORP.                                1.5%
--------------------------------------------------------------------------------
     TOTAL                                                               22.1%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the portfolio's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

30.0% CONSUMER NON-DURABLES
20.0% FINANCE
19.3% TECHNOLOGY
 6.9% MATERIALS & SERVICES
 5.9% UTILITIES
 5.7% ENERGY
 5.2% TRANSPORTATION
 1.6% CAPITAL GOODS
 1.6% CONSUMER DURABLES
 3.8% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio as of 12/31/03, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.


4 Schwab S&P 500 Portfolio

SCHWAB S&P 500 PORTFOLIO

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                         1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
                                                        12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    12.66         16.54         19.02         21.26         17.78
                                                        ----------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                   0.17          0.19          0.15          0.18          0.16
   Net realized and unrealized gains or losses             3.40         (3.90)        (2.46)        (2.17)         3.47
                                                        ----------------------------------------------------------------------------
   Total income or loss from investment operations         3.57         (3.71)        (2.31)        (1.99)         3.63
Less distributions:
   Dividends from net investment income                   (0.17)        (0.17)        (0.17)        (0.19)        (0.14)
   Distributions from net realized gains                     --            --            --         (0.06)        (0.01)
                                                        ----------------------------------------------------------------------------
   Total distributions                                    (0.17)        (0.17)        (0.17)        (0.25)        (0.15)
                                                        ----------------------------------------------------------------------------
Net asset value at end of period                          16.06         12.66         16.54         19.02         21.26
                                                        ----------------------------------------------------------------------------
Total return (%)                                          28.22        (22.43)       (12.16)        (9.34)        20.47

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of average net assets:
   Net operating expenses                                  0.28          0.28          0.28          0.29 1        0.28
   Gross operating expenses                                0.32          0.35          0.33          0.31          0.34
   Net investment income                                   1.50          1.33          1.09          0.99          1.14
Portfolio turnover rate                                       2            11             5            10             7
Net assets, end of period ($ x 1,000,000)                   146            98           128           126           130

1 Would have been 0.28% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 5

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS as of December 31, 2003.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is related to the fund's adviser

 ~  Security is valued at fair value (see Accounting Policies)

                                                     COST           MARKET VALUE
HOLDINGS BY CATEGORY                              ($ x 1,000)        ($ x 1,000)
--------------------------------------------------------------------------------
 96.5%     COMMON STOCK                              128,741            140,974

  3.6%     SHORT-TERM
           INVESTMENT                                  5,271              5,271

  0.2%     U.S. TREASURY
           OBLIGATION                                    324                324
--------------------------------------------------------------------------------
100.3%     TOTAL INVESTMENTS                         134,336            146,569

 12.5%     COLLATERAL INVESTED FOR
           SECURITIES ON LOAN                         18,173             18,173

(12.8)%    OTHER ASSETS AND
           LIABILITIES, NET                                             (18,672)
--------------------------------------------------------------------------------
100.0%     TOTAL NET ASSETS                                             146,070

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 96.5% of net assets

      AEROSPACE / DEFENSE 1.7%
      --------------------------------------------------------------------------
      The Boeing Co.  11,596                                                 489
      Crane Co.  700                                                          22
      General Dynamics Corp.  2,800                                          253
      Goodrich Corp.  1,500                                                   45
      Lockheed Martin Corp.  6,100                                           314
      Northrop Grumman Corp.  2,657                                          254
      Raytheon Co.  5,600                                                    168
      Rockwell Automation, Inc.  2,500                                        89
      Rockwell Collins, Inc.  2,300                                           69
      Textron, Inc.  1,900                                                   108
      United Technologies Corp.  6,600                                       625
                                                                     -----------
                                                                           2,436
      AIR TRANSPORTATION 1.1%
      --------------------------------------------------------------------------
      Delta Air Lines, Inc.  1,400                                            16
      FedEx Corp.  4,220                                                     285
      Sabre Holdings Corp.  1,883                                             41
      Southwest Airlines Co.  10,518                                         170
      United Parcel Service, Inc.,
      Class B  15,545                                                      1,159
                                                                     -----------
                                                                           1,671
      ALCOHOLIC BEVERAGES 0.5%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B  600                                          34
      Anheuser-Busch Cos., Inc.  11,200                                      590
      Brown-Forman Corp., Class B  902                                        84
                                                                     -----------
                                                                             708
      APPAREL 0.3%
      --------------------------------------------------------------------------
      Jones Apparel Group, Inc.  1,600                                        56
      Liz Claiborne, Inc.  1,400                                              50
      Nike, Inc., Class B  3,600                                             246
      Reebok International Ltd.  800                                          31
      VF Corp.  1,400                                                         61
                                                                     -----------
                                                                             444
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.  1,000                                         21
      Cummins, Inc.  500                                                      24
      Dana Corp.  1,878                                                       34
      Danaher Corp.  2,200                                                   202
      Delphi Corp.  7,563                                                     77
      Eaton Corp.  1,100                                                     119
      Ford Motor Co.  25,052                                                 401
      General Motors Corp.  7,600                                            406
      Genuine Parts Co.  2,300                                                76
    o Goodyear Tire & Rubber Co.  1,900                                       15
      Harley-Davidson, Inc.  4,200                                           200
    o Navistar International Corp.  1,000                                     48
      Visteon Corp.  1,584                                                    17
                                                                     -----------
                                                                           1,640
      BANKS 7.4%
      --------------------------------------------------------------------------
      AmSouth Bancorp.  4,750                                                116
      Bank of America Corp.  20,412                                        1,642
      The Bank of New York Co., Inc.  10,700                                 354
      Bank One Corp.  15,306                                                 698
      BB&T Corp.  7,400                                                      286
      Comerica, Inc.  2,350                                                  132
      Fifth Third Bancorp  7,805                                             461


6 See financial notes.

SCHWAB S&P 500 PORTFOLIO

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      First Tennessee National Corp.  1,700                                   75
      FleetBoston Financial Corp.  14,491                                    632
      Huntington Bancshares, Inc.  2,956                                      66
      J.P. Morgan Chase & Co.  28,010                                      1,029
      KeyCorp, Inc.  5,700                                                   167
      Marshall & Ilsley Corp.  3,078                                         118
      Mellon Financial Corp.  5,800                                          186
      National City Corp.  8,400                                             285
      North Fork Bancorp., Inc.  2,000                                        81
      Northern Trust Corp.  3,100                                            144
      PNC Financial Services Group, Inc.  3,800                              208
      Regions Financial Corp.  3,100                                         115
      SouthTrust Corp.  4,500                                                147
      State Street Corp.  4,600                                              240
      SunTrust Banks, Inc.  3,800                                            272
      Synovus Financial Corp.  4,100                                         119
    ~ U.S. Bancorp  26,330                                                   773
      Union Planters Corp.  2,600                                             82
      Wachovia Corp.  18,244                                                 850
      Wells Fargo & Co.  23,299                                            1,372
      Zions Bancorp.  1,200                                                   74
                                                                     -----------
                                                                          10,724
      BUSINESS MACHINES & SOFTWARE 9.2%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.  3,200                                             126
    o Apple Computer, Inc.  4,900                                            105
      Autodesk, Inc.  1,500                                                   37
    o BMC Software, Inc.  2,900                                               54
 o(9) Cisco Systems, Inc.  95,700                                          2,325
    o Compuware Corp.  5,100                                                  31
    o Comverse Technology, Inc.  2,400                                        42
    o Dell, Inc.  35,000                                                   1,189
    o EMC Corp.  33,012                                                      426
    o Gateway, Inc.  4,600                                                    21
      Hewlett-Packard Co.  41,637                                            956
 (10) International Business Machines
      Corp.  23,600                                                        2,187
    o Lexmark International, Inc.,
      Class A  1,800                                                         142
 =(2) Microsoft Corp.  148,300                                             4,084
    o NCR Corp.  1,200                                                        47
    o Network Appliance, Inc.  4,800                                          99
    o Novell, Inc.  4,700                                                     49
    o Oracle Corp.  71,400                                                   942
      Pitney Bowes, Inc.  3,200                                              130
    o Siebel Systems, Inc.  6,600                                             92
    o Sun Microsystems, Inc.  44,800                                         201
    o Unisys Corp.  4,300                                                     64
    o Xerox Corp.  10,600                                                    146
                                                                     -----------
                                                                          13,495
      BUSINESS SERVICES 4.0%
      --------------------------------------------------------------------------
    o Allied Waste Industries, Inc.  4,300                                    60
    o Apollo Group, Inc., Class A  2,400                                     163
      Automatic Data Processing, Inc.  8,200                                 325
    o Cendant Corp.  13,902                                                  310
      Cintas Corp.  2,292                                                    115
    o Citrix Systems, Inc.  2,100                                             45
      Computer Associates International,
      Inc.  7,800                                                            213
    o Computer Sciences Corp.  2,500                                         111
    o Concord EFS, Inc.  6,300                                                93
    o Convergys Corp.  2,054                                                  36
      Deluxe Corp.  800                                                       33
    o eBay, Inc.  8,794                                                      568
      Electronic Data Systems Corp.  6,400                                   157
      Equifax, Inc.  1,800                                                    44
      First Data Corp.  10,100                                               415
    o Fiserv, Inc.  2,700                                                    107
      H&R Block, Inc.  2,400                                                 133
      IMS Health, Inc.  3,100                                                 77
    o Interpublic Group of Cos., Inc.  5,700                                  89
    o Intuit, Inc.  2,820                                                    149
    o Mercury Interactive Corp.  1,200                                        58
    o Monster Worldwide, Inc.  1,644                                          36
      Omnicom Group, Inc.  2,600                                             227
    o Parametric Technology Corp.  2,700                                      11
      Paychex, Inc.  5,050                                                   188
    o PeopleSoft, Inc.  5,100                                                116
    o Robert Half International, Inc.  2,200                                  51
    o Sungard Data Systems, Inc.  3,831                                      106
    o Symantec Corp.  4,198                                                  145
      Tyco International Ltd.  27,419                                        727
    o Veritas Software Corp.  5,800                                          215
      Waste Management, Inc.  7,957                                          235
    o Yahoo!, Inc.  9,000                                                    407
                                                                     -----------
                                                                           5,765
      CHEMICALS 1.4%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.  3,100                                  164
      Dow Chemical Co.  12,655                                               526
      E.I. du Pont de Nemours & Co.  13,654                                  627
      Eastman Chemical Co.  1,000                                             40
      Ecolab, Inc.  3,500                                                     96


                                                          See financial notes. 7

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Great Lakes Chemical Corp.  700                                         19
    o Hercules, Inc.  1,500                                                   18
      Monsanto Co.  3,525                                                    101
      PPG Industries, Inc.  2,300                                            147
      Praxair, Inc.  4,600                                                   176
      Rohm & Haas Co.  3,005                                                 128
      Sigma-Aldrich Corp.  1,000                                              57
                                                                     -----------
                                                                           2,099
      CONSTRUCTION 0.4%
      --------------------------------------------------------------------------
      Centex Corp.  900                                                       97
      Fluor Corp.  1,100                                                      44
      KB Home  700                                                            51
      Masco Corp.  6,400                                                     175
      Pulte Homes, Inc.  900                                                  84
      The Sherwin-Williams Co.  2,000                                         69
      The Stanley Works  1,100                                                42
      Vulcan Materials Co.  1,300                                             62
                                                                     -----------
                                                                             624
      CONSUMER DURABLES 0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp.  1,100                                             54
      Leggett & Platt, Inc.  2,500                                            54
      Maytag Corp.  1,000                                                     28
      Newell Rubbermaid, Inc.  3,724                                          85
      Whirlpool Corp.  900                                                    65
                                                                     -----------
                                                                             286
      CONTAINERS 0.1%
      --------------------------------------------------------------------------
      Ball Corp.  800                                                         47
      Bemis Co.  700                                                          35
    o Pactiv Corp.  2,000                                                     48
    o Sealed Air Corp.  1,214                                                 66
                                                                     -----------
                                                                             196
      ELECTRONICS 5.7%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.  10,300                                    31
    o Advanced Micro Devices, Inc.  4,600                                     69
    o Agilent Technologies, Inc.  6,537                                      191
    o Altera Corp.  5,180                                                    118
      American Power Conversion Corp.  2,625                                  64
    o Analog Devices, Inc.  5,000                                            228
    o Andrew Corp.  1,950                                                     22
    o Applied Materials, Inc.  22,700                                        510
    o Applied Micro Circuits Corp.  4,082                                     24
    o Broadcom Corp., Class A  4,200                                         143
    o CIENA Corp.  6,000                                                      40
  (7) Intel Corp.  89,600                                                  2,885
      ITT Industries, Inc.  1,300                                             96
    o Jabil Circuit, Inc.  2,727                                              77
    o JDS Uniphase Corp.  19,055                                              70
    o KLA-Tencor Corp.  2,700                                                158
      Linear Technology Corp.  4,200                                         177
    o LSI Logic Corp.  4,800                                                  43
    o Lucent Technologies, Inc.  57,495                                      163
      Maxim Integrated Products, Inc.  4,500                                 224
    o Micron Technology, Inc.  8,400                                         113
      Molex, Inc.  2,500                                                      87
      Motorola, Inc.  32,005                                                 450
    o National Semiconductor Corp.  2,500                                     99
    o Novellus Systems, Inc.  2,000                                           84
    o Nvidia Corp.  2,100                                                     49
      PerkinElmer, Inc.  1,700                                                29
    o PMC - Sierra, Inc.  2,200                                               44
    o Power-One, Inc.  800                                                     9
    o QLogic Corp.  1,295                                                     67
      Qualcomm, Inc.  11,000                                                 593
    o Sanmina -- SCI Corp.  7,000                                             88
      Scientific-Atlanta, Inc.  2,000                                         55
    o Solectron Corp.  11,500                                                 68
      Symbol Technologies, Inc.  3,052                                        52
      Tektronix, Inc.  1,100                                                  35
    o Tellabs, Inc.  5,400                                                    46
    o Teradyne, Inc.  2,700                                                   69
      Texas Instruments, Inc.  23,600                                        693
    o Thermo Electron Corp.  2,200                                            55
      Thomas & Betts Corp.  900                                               21
    o Waters Corp.  1,700                                                     56
    o Xilinx, Inc.  4,600                                                    178
                                                                     -----------
                                                                           8,373
      ENERGY: RAW MATERIALS 1.3%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.  3,537                                        181
      Apache Corp.  2,342                                                    190
      Baker Hughes, Inc.  4,580                                              147
    o BJ Services Co.  2,100                                                  75
      Burlington Resources, Inc.  2,652                                      147
      Devon Energy Corp.  3,200                                              183
      EOG Resources, Inc.  1,607                                              74
      Halliburton Co.  6,000                                                 156
    o Noble Corp.  1,800                                                      64
      Occidental Petroleum Corp.  5,200                                      220
    o Rowan Cos., Inc.  1,400                                                 33


8 See financial notes.

SCHWAB S&P 500 PORTFOLIO

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Schlumberger Ltd.  8,100                                               443
                                                                     -----------
                                                                           1,913
      FOOD & AGRICULTURE 3.5%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.  8,600                                      131
      Campbell Soup Co.  5,500                                               147
      The Coca-Cola Co.  33,700                                            1,710
      Coca-Cola Enterprises, Inc.  6,200                                     136
      ConAgra Foods, Inc.  7,200                                             190
      General Mills, Inc.  5,100                                             231
      H.J. Heinz Co.  4,800                                                  175
      Hershey Foods Corp.  1,900                                             146
      Kellogg Co.  5,500                                                     210
      McCormick & Co., Inc.  1,800                                            54
      The Pepsi Bottling Group, Inc.  3,602                                   87
      PepsiCo, Inc.  23,580                                                1,099
      Sara Lee Corp.  10,800                                                 235
      Supervalu, Inc.  1,700                                                  49
      Sysco Corp.  8,900                                                     331
      Wm. Wrigley Jr. Co.  3,100                                             174
                                                                     -----------
                                                                           5,105
      GOLD 0.2%
      --------------------------------------------------------------------------
      Newmont Mining Corp.  5,886                                            286

      HEALTHCARE / DRUGS & MEDICINE 12.7%
      --------------------------------------------------------------------------
      Abbott Laboratories  21,400                                            997
      Allergan, Inc.  1,800                                                  138
      AmerisourceBergen Corp.  1,600                                          90
    o Amgen, Inc.  17,804                                                  1,100
    o Anthem, Inc.  1,901                                                    143
      Applied Biosystems Group --
      Applera Corp.  2,800                                                    58
      Bausch & Lomb, Inc.  800                                                42
      Baxter International, Inc.  8,400                                      256
      Becton Dickinson & Co.  3,400                                          140
    o Biogen Idec, Inc.  4,400                                               162
      Biomet, Inc.  3,525                                                    128
    o Boston Scientific Corp.  11,200                                        412
      Bristol-Myers Squibb Co.  26,500                                       758
      C.R. Bard, Inc.  700                                                    57
      Cardinal Health, Inc.  6,175                                           378
    o Chiron Corp.  2,500                                                    142
      Eli Lilly & Co.  15,500                                              1,090
    o Express Scripts, Inc.  1,100                                            73
    o Forest Laboratories, Inc.  5,000                                       309
    o Genzyme Corp. -- General Division  3,000                               148
      Guidant Corp.  4,300                                                   259
      HCA, Inc.  6,800                                                       292
      Health Management Associates, Inc.,
      Class A  3,300                                                          79
    o Humana, Inc.  2,100                                                     48
      Johnson & Johnson  40,748                                            2,105
    o King Pharmaceuticals, Inc.  3,166                                       48
      Manor Care, Inc.  1,100                                                 38
      McKesson Corp.  3,906                                                  126
    o Medco Health Solutions, Inc.  3,688                                    125
    o Medimmune, Inc.  3,400                                                  86
      Medtronic, Inc.  16,600                                                807
      Merck & Co., Inc.  30,600                                            1,414
 =(3) Pfizer, Inc.  106,189                                                3,752
    o Quest Diagnostics  1,380                                               101
      Schering-Plough Corp.  19,900                                          346
    o St. Jude Medical, Inc.  2,300                                          141
      Stryker Corp.  2,835                                                   241
    o Tenet Healthcare Corp.  6,200                                           99
      UnitedHealth Group, Inc.  8,200                                        477
    o Watson Pharmaceuticals, Inc.  1,500                                     69
    o WellPoint Health Networks, Inc.  2,100                                 204
      Wyeth  18,200                                                          773
    o Zimmer Holdings, Inc.  3,300                                           232
                                                                     -----------
                                                                          18,483
      HOUSEHOLD PRODUCTS 2.1%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B  800                                        50
      Avon Products, Inc.  3,300                                             223
      Clorox Co.  3,000                                                      146
      Colgate-Palmolive Co.  7,400                                           370
      The Gillette Co.  13,800                                               507
      International Flavors & Fragrances,
      Inc.  1,200                                                             42
    = Procter & Gamble Co.  17,900                                         1,788
                                                                     -----------
                                                                           3,126
      INSURANCE 4.8%
      --------------------------------------------------------------------------
      ACE Ltd.  3,900                                                        162
      Aetna, Inc.  2,100                                                     142
      AFLAC, Inc.  7,000                                                     253
      The Allstate Corp.  9,600                                              413
      AMBAC Financial Group, Inc.  1,592                                     110
  (8) American International Group,
      Inc.  35,748                                                         2,369
      AON Corp.  4,250                                                       102
      Chubb Corp.  2,600                                                     177


                                                          See financial notes. 9

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      CIGNA Corp.  2,000                                                     115
      Cincinnati Financial Corp.  2,100                                       88
      Hartford Financial Services Group,
      Inc.  3,800                                                            224
      Jefferson-Pilot Corp.  1,850                                            94
      John Hancock Financial Services,
      Inc.  4,021                                                            151
      Lincoln National Corp.  2,400                                           97
      Loews Corp.  2,500                                                     124
      Marsh & McLennan Cos., Inc.  7,300                                     350
      MBIA, Inc.  1,950                                                      115
      Metlife, Inc.  10,367                                                  349
      MGIC Investment Corp.  1,400                                            80
      Principal Financial Group, Inc.  4,374                                 145
      The Progressive Corp.  3,100                                           259
      Prudential Financial, Inc.  7,400                                      309
      Safeco Corp.  1,900                                                     74
      St. Paul Cos., Inc.  3,138                                             124
      Torchmark Corp.  1,500                                                  68
      Travelers Property Casualty Corp.,
      Class B  13,525                                                        230
      UnumProvident Corp.  3,876                                              61
      XL Capital Ltd., Class A  1,900                                        147
                                                                     -----------
                                                                           6,932
      MEDIA 3.8%
      --------------------------------------------------------------------------
      Clear Channel Communications,
      Inc.  8,476                                                            397
    o Comcast Corp., Class A  30,759                                       1,011
      Dow Jones & Co., Inc.  1,100                                            55
      Gannett Co., Inc.  3,700                                               330
      Knight-Ridder, Inc.  1,200                                              93
      The McGraw-Hill Cos., Inc.  2,700                                      189
      Meredith Corp.  700                                                     34
      New York Times Co., Class A  2,000                                      96
      R.R. Donnelley & Sons Co.  1,600                                        48
    o Time Warner, Inc.  62,050                                            1,116
      Tribune Co.  4,300                                                     222
    o Univision Communications, Inc.,
      Class A  4,395                                                         174
      Viacom, Inc., Class B  23,981                                        1,064
      The Walt Disney Co.  28,100                                            656
                                                                     -----------
                                                                           5,485
      MISCELLANEOUS 0.6%
      --------------------------------------------------------------------------
      3M Co.  10,800                                                         918

      MISCELLANEOUS FINANCE 7.6%
      --------------------------------------------------------------------------
      American Express Co.  17,600                                           849
      The Bear Stearns Cos., Inc.  1,312                                     105
      Capital One Financial Corp.  3,100                                     190
    / The Charles Schwab Corp.  18,642                                       221
      Charter One Financial, Inc.  2,945                                     102
 =(5) Citigroup, Inc.  70,736                                              3,434
      Countrywide Financial Corp.  2,800                                     212
      Fannie Mae  13,300                                                     998
      Federated Investors, Inc., Class B  1,500                               44
      Franklin Resources, Inc.  3,400                                        177
      Freddie Mac  9,600                                                     560
      Golden West Financial Corp.  2,100                                     217
      Goldman Sachs Group, Inc.  6,497                                       641
      Janus Capital Group, Inc.  3,300                                        54
      Lehman Brothers Holdings, Inc.  3,700                                  286
      MBNA Corp.  17,543                                                     436
      Merrill Lynch & Co., Inc.  13,000                                      762
      Moody's Corp.  2,100                                                   127
      Morgan Stanley  14,950                                                 865
    o Providian Financial Corp.  3,800                                        44
      SLM Corp.  6,100                                                       230
      T. Rowe Price Group, Inc.  1,700                                        81
      Washington Mutual, Inc.  12,624                                        506
                                                                     -----------
                                                                          11,141
      NON-DURABLES & ENTERTAINMENT 1.1%
      --------------------------------------------------------------------------
    o American Greetings Corp., Class A  1,000                                22
      Darden Restaurants, Inc.  2,150                                         45
    o Electronic Arts, Inc.  4,058                                           194
      Fortune Brands, Inc.  2,000                                            143
      Hasbro, Inc.  2,225                                                     47
      International Game Technology  4,800                                   172
      Mattel, Inc.  5,900                                                    114
      McDonald's Corp.  17,400                                               432
    o Starbucks Corp.  5,260                                                 174
      Tupperware Corp.  700                                                   12
      Wendy's International, Inc.  1,500                                      59
    o Yum! Brands, Inc.  3,900                                               134
                                                                     -----------
                                                                           1,548
      NON-FERROUS METALS 0.5%
      --------------------------------------------------------------------------
      Alcoa, Inc.  11,872                                                    451
      Engelhard Corp.  1,600                                                  48


10 See financial notes.

SCHWAB S&P 500 PORTFOLIO

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Freeport-McMoran Copper & Gold,
      Inc., Class B  2,600                                                   110
    o Phelps Dodge Corp.  1,315                                              100
                                                                     -----------
                                                                             709
      OIL: DOMESTIC 0.9%
      --------------------------------------------------------------------------
      Amerada Hess Corp.  1,200                                               64
      Ashland, Inc.  900                                                      40
      ConocoPhillips  9,354                                                  613
      Kerr-McGee Corp.  1,284                                                 60
      Marathon Oil Corp.  4,300                                              142
    o Nabors Industries Ltd.  2,000                                           83
      Sunoco, Inc.  1,000                                                     51
    o Transocean, Inc.  4,384                                                105
      Unocal Corp.  3,500                                                    129
                                                                     -----------
                                                                           1,287
      OIL: INTERNATIONAL 3.4%
      --------------------------------------------------------------------------
      Chevron Texaco Corp.  14,785                                         1,277
 =(4) Exxon Mobil Corp.  90,650                                            3,717
                                                                     -----------
                                                                           4,994
      OPTICAL & PHOTO 0.2%
      --------------------------------------------------------------------------
    o Corning, Inc.  17,800                                                  186
      Eastman Kodak Co.  3,900                                               100
                                                                     -----------
                                                                             286
      PAPER & FOREST PRODUCTS 0.8%
      --------------------------------------------------------------------------
      Boise Cascade Corp.  1,200                                              39
      Georgia-Pacific Corp.  3,455                                           106
      International Paper Co.  6,598                                         285
      Kimberly-Clark Corp.  7,000                                            414
    o Louisiana-Pacific Corp.  1,400                                          25
      MeadWestvaco Corp.  2,764                                               82
      Temple-Inland, Inc.  800                                                50
      Weyerhaeuser Co.  3,000                                                192
                                                                     -----------
                                                                           1,193
      PRODUCER GOODS & MANUFACTURING 4.8%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.  1,100                                    111
      Avery Dennison Corp.  1,500                                             84
      Caterpillar, Inc.  4,800                                               399
      Cooper Industries Ltd., Class A  1,300                                  75
      Deere & Co.  3,300                                                     215
      Dover Corp.  2,800                                                     111
      Emerson Electric Co.  5,700                                            369
 =(1) General Electric Co.  137,700                                        4,266
      Honeywell International, Inc.  11,737                                  392
      Illinois Tool Works, Inc.  4,200                                       352
      Ingersoll-Rand Co., Class A  2,400                                     163
      Johnson Controls, Inc.  1,200                                          139
    o Millipore Corp.  600                                                    26
      Pall Corp.  1,700                                                       46
      Parker Hannifin Corp.  1,650                                            98
      Snap-On, Inc.  800                                                      26
      W.W. Grainger, Inc.  1,300                                              62
                                                                     -----------
                                                                           6,934
      RAILROAD & SHIPPING 0.4%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.  5,000                              162
      CSX Corp.  2,900                                                       104
      Norfolk Southern Corp.  5,300                                          126
      Union Pacific Corp.  3,500                                             243
                                                                     -----------
                                                                             635
      REAL PROPERTY 0.4%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co.,
      Class A  1,300                                                          45
      Equity Office Properties Trust  5,400                                  155
      Equity Residential  3,800                                              112
      Plum Creek Timber Co., Inc.  2,500                                      76
      ProLogis  2,400                                                         77
      Simon Property Group, Inc.  2,600                                      120
                                                                     -----------
                                                                             585
      RETAIL 6.4%
      --------------------------------------------------------------------------
      Albertson's, Inc.  4,975                                               113
    o Autonation, Inc.  3,700                                                 68
    o AutoZone, Inc.  1,200                                                  102
    o Bed, Bath & Beyond, Inc.  4,000                                        173
      Best Buy Co., Inc.  4,450                                              233
    o Big Lots, Inc.  1,400                                                   20
      Circuit City Stores, Inc.  2,900                                        29
    o Costco Wholesale Corp.  6,300                                          234
      CVS Corp.  5,300                                                       191
      Dillards, Inc., Class A  1,100                                          18
      Dollar General Corp.  4,463                                             94
      Family Dollar Stores, Inc.  2,400                                       86
      Federated Department Stores, Inc.  2,500                               118
      The Gap, Inc.  12,262                                                  285
      Home Depot, Inc.  31,400                                             1,114
      J.C. Penney Co., Inc. Holding Co.  3,700                                97
    o Kohl's Corp.  4,600                                                    207
    o Kroger Co.  10,000                                                     185


                                                         See financial notes. 11

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Limited Brands, Inc.  7,000                                            126
      Lowe's Cos., Inc.  10,700                                              593
      The May Department Stores Co.  3,850                                   112
      Nordstrom, Inc.  1,800                                                  62
    o Office Depot, Inc.  4,200                                               70
      RadioShack Corp.  2,200                                                 68
    o Safeway, Inc.  6,000                                                   131
      Sears, Roebuck & Co.  3,400                                            155
    o Staples, Inc.  6,800                                                   186
      Target Corp.  12,400                                                   476
      Tiffany & Co.  2,000                                                    90
      TJX Cos., Inc.  6,900                                                  152
    o Toys `R' Us, Inc.  2,600                                                33
 =(6) Wal-Mart Stores, Inc.  59,600                                        3,162
      Walgreen Co.  14,100                                                   513
      Winn-Dixie Stores, Inc.  2,100                                          21
                                                                     -----------
                                                                           9,317
      STEEL 0.1%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.  1,050                                     14
      Nucor Corp.  1,000                                                      56
      United States Steel Corp.  1,300                                        45
      Worthington Industries, Inc.  1,200                                     22
                                                                     -----------
                                                                             137
      TELEPHONE 3.4%
      --------------------------------------------------------------------------
      Alltel Corp.  4,200                                                    196
      AT&T Corp.  10,616                                                     215
    o AT&T Wireless Services, Inc.  36,795                                   294
    o Avaya, Inc.  5,432                                                      70
      BellSouth Corp.  25,400                                                719
      CenturyTel, Inc.  1,900                                                 62
    o Citizens Communications Co.  3,918                                      49
    o Nextel Communications, Inc.,
      Class A  15,100                                                        424
    o Qwest Communications
      International, Inc.  24,216                                            105
      SBC Communications, Inc.  45,310                                     1,181
      Sprint Corp. (FON Group)  12,200                                       200
    o Sprint Corp. (PCS Group)  13,500                                        76
      Verizon Communications, Inc.  37,950                                 1,331
                                                                     -----------
                                                                           4,922
      TOBACCO 1.1%
      --------------------------------------------------------------------------
      Altria Group, Inc.  27,900                                           1,518
      R.J. Reynolds Tobacco Holdings,
      Inc.  1,100                                                             64
      UST, Inc.  2,200                                                        79
                                                                     -----------
                                                                           1,661
      TRAVEL & RECREATION 0.5%
      --------------------------------------------------------------------------
      Brunswick Corp.  1,200                                                  38
      Carnival Corp.  8,600                                                  342
      Harrah's Entertainment, Inc.  1,500                                     75
      Hilton Hotels Corp.  5,100                                              87
      Marriott International, Inc., Class A  3,100                           143
      Starwood Hotels & Resorts
      Worldwide, Inc.  2,700                                                  97
                                                                     -----------
                                                                             782
      TRUCKING & FREIGHT 0.1%
      --------------------------------------------------------------------------
      Paccar, Inc.  1,700                                                    144
      Ryder Systems, Inc.  900                                                31
                                                                     -----------
                                                                             175
      UTILITIES: ELECTRIC & GAS 2.7%
      --------------------------------------------------------------------------
    o The AES Corp.  8,300                                                    78
    o Allegheny Energy, Inc.  1,551                                           20
      Ameren Corp.  2,200                                                    101
      American Electric Power Co., Inc.  5,360                               164
    o Calpine Corp.  5,600                                                    27
      Centerpoint Energy, Inc.  4,150                                         40
      Cinergy Corp.  2,400                                                    93
    o CMS Energy Corp.  2,400                                                 20
      Consolidated Edison, Inc.  3,000                                       129
      Constellation Energy Group, Inc.  2,300                                 90
      Dominion Resources, Inc.  4,380                                        280
      DTE Energy Co.  2,200                                                   87
      Duke Energy Corp.  12,534                                              256
    o Dynegy, Inc., Class A  4,200                                            18
    o Edison International  4,400                                             97
      El Paso Corp.  8,129                                                    67
      Entergy Corp.  3,100                                                   177
      Exelon Corp.  4,575                                                    304
      FirstEnergy Corp.  4,428                                               156
      FPL Group, Inc.  2,500                                                 164
      KeySpan Corp.  2,100                                                    77
      Kinder Morgan, Inc.  1,690                                             100
      Nicor, Inc.  600                                                        20
      NiSource, Inc.  3,546                                                   78
      Peoples Energy Corp.  500                                               21
    o PG&E Corp.  5,700                                                      158
      Pinnacle West Capital Corp.  1,200                                      48
      PPL Corp.  2,400                                                       105


12 See financial notes.

SCHWAB S&P 500 PORTFOLIO

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Progress Energy, Inc.  3,302                                           149
      Public Service Enterprise Group, Inc.  3,300                           145
      Sempra Energy  3,141                                                    94
      The Southern Co.  9,900                                                299
      TECO Energy, Inc.  2,300                                                33
      TXU Corp.  4,522                                                       107
      Williams Cos., Inc.  6,800                                              67
      Xcel Energy, Inc.  5,305                                                90
                                                                     -----------
                                                                           3,959
      SHORT-TERM INVESTMENT
      3.6% of net assets

      Provident Institutional
      TempFund  5,270,736                                                  5,271

      SECURITY                                       FACE VALUE
         RATE, MATURITY DATE                        ($ x 1,000)
      U.S. TREASURY OBLIGATION
      0.2% of net assets

    = U.S. Treasury Bill
        0.87%, 03/18/04                                     325              324

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.

      SECURITY                                       FACE VALUE       MKT. VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      12.5% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
      --------------------------------------------------------------------------

      American Express Centurion Bank
        1.13%, 01/29/04                                      69               69
      American Express Credit Corp.
        1.14%, 01/22/04                                     740              740
        1.12%, 01/22/04                                     481              481
      Canadian Imperial Bank Corp.
        1.11%, 01/29/04                                     224              224
      Concord Minutemen Capital Corp.
        1.13%, 02/09/04                                     487              485
        1.13%, 02/12/04                                     470              469
        1.11%, 01/09/04                                     153              152
        1.11%, 01/12/04                                     256              255
      Crown Point Funding Corp.
        1.11%, 01/16/04                                   2,262            2,257
        1.09%, 01/09/04                                   1,100            1,098
      Fairway Finance Corp.
        1.10%, 01/12/04                                     180              179
      General Electric Capital Corp.
        1.13%, 01/02/04                                     554              554
        1.11%, 02/05/04                                       5                5
      Societe Generale
        1.08%, 01/02/04                                      85               85
      Svenska Handelsbanken
        1.39%, 10/27/04                                     316              316
      Westdeutsche Landesbank AG
        1.50%, 01/10/05                                   1,555            1,555
        1.13%, 01/09/04                                     361              361
        1.11%, 01/23/04                                     733              733
        1.11%, 01/29/04                                     363              363
                                                                         -------
                                                                          10,381
      SHORT-TERM INVESTMENTS
      --------------------------------------------------------------------------

      Canadian Imperial Bank Corp.,
      Time Deposit
        0.94%, 01/02/04                                     456              456
      Chase Mahattan Bank,
      Time Deposit
        0.88%, 01/02/04                                     756              756
      UBS Bank, Time Deposit
        0.94%, 01/02/04                                     683              683
                                                                         -------
                                                                           1,895
      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENT COMPANIES
      --------------------------------------------------------------------------

      Institutional Money Market
      Trust  5,896,667                                                     5,897

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN. For totals, please see the first page of holdings for this fund.


                                                         See financial notes. 13

SCHWAB S&P 500 PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $18,166 of securities on loan)                           $146,569 a
Collateral held for securities on loan                                   18,173
Receivables:
   Fund shares sold                                                          46
   Interest                                                                   3
   Dividends                                                                187
   Investments sold                                                          11
   Due from brokers for futures                                              13
   Income from lending securities                                   +         2
                                                                    ------------
TOTAL ASSETS                                                            165,004

LIABILITIES
--------------------------------------------------------------------------------
Collateral held for securities on loan                                   18,173
Payables:
   Investments bought                                                       695
   Investment adviser and administrator fees                                  1
Accrued expenses                                                    +        65
                                                                    ------------
TOTAL LIABILITIES                                                        18,934

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            165,004
TOTAL LIABILITIES                                                   -    18,934
                                                                    ------------
NET ASSETS                                                             $146,070

NET ASSETS BY SOURCE
Capital received from investors                                         143,240
Net investment income not yet distributed                                 1,719
Net realized capital losses                                             (11,311)
Net unrealized capital gains                                             12,422 b

NET ASSET VALUE (NAV)
                                  SHARES
NET ASSETS       /                OUTSTANDING        =                   NAV
$146,070                          9,097                                  $16.06

  Unless stated, all numbers are x 1,000.

a The fund paid $134,336 for these securities. Not counting short-term obligations and government securities, the fund paid $20,527 for securities during the report period and received $2,631 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had eighteen open S&P 500 futures contracts due to expire on March 19, 2004, with an aggregate contract value of $4,998 and net unrealized gains of $189.

FEDERAL TAX DATA
-----------------------------------------------
PORTFOLIO COST                        $135,124

NET UNREALIZED GAINS AND LOSSES:
Gains                                  $30,739
Losses                             +   (19,294)
                                   ------------
                                       $11,445
AS OF DECEMBER 31, 2003:

UNDISTRIBUTED EARNINGS:
Ordinary income                         $1,719
Long-term capital gains                    $--

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                  Loss amount
  2008                                    $665
  2009                                   1,821
  2010                                   7,810
  2011                             +        38
                                   ------------
                                       $10,334


14 See financial notes.

SCHWAB S&P 500 PORTFOLIO

Statement of
OPERATIONS
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $1,993 a
Interest                                                                     31
Lending of securities                                                +       16
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   2,040

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                    (702)
Net realized gains on futures contracts                              +      514
                                                                     -----------
NET REALIZED LOSSES                                                        (188)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      27,569
Net unrealized gains on futures contracts                            +      220
                                                                     -----------
NET UNREALIZED GAINS                                                     27,789

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   229 b
Trustees' fees                                                               22 c
Custodian fees                                                               23
Portfolio accounting fees                                                    17
Professional fees                                                            39
Registration fees                                                             2
Shareholder reports                                                          21
Other expenses                                                       +       13
                                                                     -----------
Total expenses                                                              366
Expense reduction                                                    -       45 d
                                                                     -----------
NET EXPENSES                                                                321

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   2,040
NET EXPENSES                                                         -      321
                                                                     -----------
NET INVESTMENT INCOME                                                     1,719
NET REALIZED LOSSES                                                        (188) e
NET UNREALIZED GAINS                                                 +   27,789 e
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $29,320

  Unless stated, all numbers are x 1,000.

a An additional $1 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.20% of the first
  $500 million and 0.17% of the assets beyond that.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM to limit the annual operating expenses of this fund through at least April 30, 2004, to 0.28 % of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $27,601.


                                                         See financial notes. 15

SCHWAB S&P 500 PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/03-12/31/03     1/1/02-12/31/02
Net investment income                                $1,719              $1,478
Net realized losses                                    (188)             (7,103)
Net unrealized gains or losses              +        27,789             (23,549)
                                            ------------------------------------
INCREASE OR DECREASE IN
   NET ASSETS FROM OPERATIONS                        29,320             (29,174)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                 $1,477              $1,322 a, b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                1/1/03-12/31/03             1/1/02-12/31/02
                            SHARES           VALUE      SHARES            VALUE
Shares sold                  2,724         $38,442       2,733          $40,207
Shares reinvested               95           1,477         103            1,322
Shares redeemed         +   (1,487)        (19,991)     (2,836)         (41,137)
                        --------------------------------------------------------
NET TRANSACTIONS IN
   FUND SHARES               1,332         $19,928          --             $392

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                1/1/03-12/31/03             1/1/02-12/31/02
                            SHARES      NET ASSETS      SHARES       NET ASSETS
Beginning of period          7,765         $98,299       7,765         $128,403
Total increase or
   decrease             +    1,332          47,771          --          (30,104) c
                        --------------------------------------------------------
END OF PERIOD                9,097        $146,070       7,765          $98,299 d

  Unless stated, all numbers are x 1,000.

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD:
  Ordinary income                  $1,477
  Long-term capital gains             $--

  PRIOR PERIOD:
  Ordinary income                  $1,322
  Long-term capital gains             $--

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $1,719 and $1,477 for the current period and the prior period, respectively.


16 See financial notes.

SCHWAB S&P 500 PORTFOLIO

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other investments and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

  THE TRUST AND ITS FUNDS

  This list shows all of the funds included in Schwab Annuity Portfolios. The funds discussed in this report are highlighted.

  SCHWAB ANNUITY PORTFOLIOS organized January 21, 1994
     Schwab Money Market Portfolio
     Schwab MarketTrack Growth Portfolio II
     SCHWAB S&P 500 PORTFOLIO

SCHWAB S&P 500 PORTFOLIO

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUND NEGOTIATED FEES. The fund receives cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corporation if that company is selected by its investment process.

The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through its trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. During the report period, the trust had custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts they borrow at rates that are negotiated periodically.

SCHWAB S&P 500 PORTFOLIO

THE FUND INTENDS TO MEET FEDERAL INCOME TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with their vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

SCHWAB S&P 500 PORTFOLIO

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:

Schwab S&P 500 Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Portfolio (one of the portfolios constituting Schwab Annunity Portfolios, hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 6, 2004

SCHWAB S&P 500 PORTFOLIO

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 49 as of 12/31/03) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST


                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chair, Trustee:               Chair, Director, The Charles Schwab Corp.; CEO, Director, Schwab
7/29/37                 Family of Funds, 1989;        Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.; Charles
                        Investments, 1991;            Schwab Investment Management, Inc.; Chair, Charles Schwab
                        Capital Trust, 1993;          Holdings, Inc. I, Schwab International Holdings, Inc.; Director, U.S.
                        Annuity Portfolios, 1994.     Trust Corp., United States Trust Co. of New York, The Gap, Inc.
                                                      (clothing retailer), Siebel Systems (software); Trustee, Stanford
                                                      University. Until 6/03: Director, Xsign, Inc. (electronic payment systems). Until 5/03: Co-Chair, The Charles Schwab Corporation.
                                                      Until 5/02: Director, Vodafone AirTouch PLC (telecom). Until 3/02:
                                                      Director, Audiobase, Inc. (Internet audio solutions). Until 7/01:
                                                      Director, The Charles Schwab Trust Company. Until 1/99: Director,
                                                      Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                      (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                      Performance Technologies, Inc. (technology), TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB S&P 500 PORTFOLIO

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1        Trustee: 2003                 Vice Chair, EVP, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                 (all trusts)                  Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                      Corporation. Director, Wal-Mart Stores, eBay, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1      Trustee: 2002                 EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                 (all trusts).                 Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO                President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                 (all trusts).                 EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                      Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                      9/02: President, CIO, American Century Investment Management;
                                                      Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                      American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                      and Quantitative Equity Portfolio Management, Twentieth Century
                                                      Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal          SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                  Financial Officer             The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                        (all trusts).                 Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment         SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer                       Management, Inc.; CIO, The Charles Schwab Trust Co.
                        (all trusts).
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary                     SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                 (all trusts).                 Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                      U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB S&P 500 PORTFOLIO

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).            Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, Director,
8/13/60                                               America First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                      (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                      (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                      Children's Hospital. 2001: Special Advisor to the President, Stanford
                                                      University. Until 2002: Director, LookSmart, Ltd. (Internet infrastructure).
                                                      Until 2001: VP, Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;        CEO, Dorward & Associates (management, marketing and
9/23/31                 Investments, 1991;            communications consulting). Until 1999: EVP, Managing Director,
                        Capital Trust, 1993;          Grey Advertising.
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).            Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Non-Executive
11/22/41                                              Chairman, Solectron Corp. (manufacturing), Airlease Ltd. (aircraft leasing), Mission West Properties (commercial real estate), Stratex
                                                      Networks (telecommunications); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Director, Digital
                                                      Microwave Corp. (network equipment). Until 1998: Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;        Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;            services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).            Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                               Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                      (investments -- Netherlands), Cooper Industries (electrical products);
                                                      Member, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                 Investments, 1991;            Chair, CEO, North American Trust (real estate investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;        Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                 Investments, 1991;            investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

                    [CHARLES SCHWAB LOGO]

MODERATE ALLOCATION

                    SCHWAB MARKETTRACK
                    GROWTH PORTFOLIO II

                    BALANCED

                    FOR THE YEAR ENDED DECEMBER 31, 2003
                    Inception Date: November 1, 1996

MANAGEMENT'S DISCUSSION for the year ended December 31, 2003

[PHOTO OF GERI HOM AND KIMON DAIFOTIS]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the equity portions of the portfolio. Prior to joining the firm in 1995, she worked for nearly 15 years in equity management.

KIMON DAIFOTIS, CFA, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the bond and cash portions of the portfolio. Prior to joining the firm in 1997, he worked for more than 18 years in research and asset management.

THE ECONOMY AND THE MARKET

DURING 2003, THE U.S. ECONOMY BEGAN TO GATHER STRENGTH, ESPECIALLY DURING THE SECOND HALF OF THE YEAR. In the months before the war in Iraq (which began in March 2003), the economy remained in a holding pattern, as businesses and investors adopted a wait-and-see stance. Once the combat phase drew to an end, America began to pay more attention to the economy, which by year-end appeared to be recovering.

SEEKING ADDITIONAL PROTECTION AGAINST THE RISK OF DEFLATION, THE FEDERAL RESERVE (THE FED) CUT SHORT-TERM INTEREST RATES BY 0.25% IN JUNE. This brought the Fed funds target rate to a 45-year low of 1.00%. Consumer spending held up strongly throughout the economic downturn, bolstered in part by unprecedented activity in mortgage refinancing (as individuals took advantage of the opportunity to refinance at historically low rates). During the period, we also saw business capital spending show signs of life after declining for the past few years.

STOCK PRICES ROSE SIGNIFICANTLY OVER THE PERIOD, EVEN AS SKEPTICISM LINGERED ABOUT THE QUALITY OF THE RALLY. After more than two years of generally negative performance, U.S. equity markets reached an apparent bottom during the report period, then rose strongly, ending the period with significant gains. During the report period, the Nasdaq Composite Index rose more than 50%, while the S&P 500(R) Index rose nearly 29%.

One striking feature of the overall U.S. stock market during the report period is that stocks with more speculative characteristics tended to perform better than stocks with more demonstrable quality. For example, companies with low earnings or dividends generally outperformed companies with higher earnings or dividends. This held true for other measures of quality as well, such as debt to equity: those with higher levels of debt performed better than companies with lower levels of debt. Consistent with this trend, small-cap stocks (which tend to be more speculative) performed well during the period, and microcap stocks performed even better. Large-cap stocks lagged both groups, but still performed well.

DESPITE THE DIVIDEND TAX CUT, DIVIDEND STOCKS UNDERPERFORMED THE OVERALL MARKET DURING THE PERIOD. Congress passed the tax cut during the period as part of the government's economic stimulus efforts. The cut reduced the double taxation of corporate dividends, thus lowering the cost of capital and encouraging investment. Since companies that pay dividends are generally more established and less speculative, we see the underperformance of these stocks as being part of the larger market trend mentioned earlier.

AS OF THE END OF THE REPORT PERIOD, NEITHER DEFLATION NOR INFLATION APPEARED TO BE IMMEDIATE RISKS. In our view, the main questions facing the market were: how strong is the economy, when might inflation return, and when might the Fed start tightening short-term rates?


                                        Schwab MarketTrack Growth Portfolio II 1

MANAGEMENT'S DISCUSSION continued

      Positive returns in most areas of the stock market, including international stocks, helped the portfolio post its strongest performance in several years.

THE PORTFOLIO

The portfolio posted double-digit total returns for the report period. Fourth-quarter earnings were 60% above consensus estimates for the 54% of the companies in the S&P 500(R) Index that had reported their fourth-quarter earnings by the time this report was written. Information technology, which had been especially hard-hit in recent years, led all sectors in the S&P 500 during the period with a notable 47% total return. Even the weakest sector, telecom services, was up 7%.

Bonds were up modestly for the report period; the Lehman Aggregate Bond Index had a total return of just over 4%. After trending down, interest rates spiked up sharply in June 2003, pushing down bond prices.

Exposure to small-cap and international stocks also contributed positively to the performance of the SCHWAB MARKETTRACK GROWTH PORTFOLIO II, helping it post a total return similar to that of the S&P 500 even though it had some bond market exposure. Schwab International Index Fund and Schwab Small-Cap Index Fund, each representing approximately 20% of the portfolio during the period, posted annual returns of 36% and 44%, respectively. 1

  Past performance does not indicate future results.

  Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

  All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change and when you sell your shares they may be worth more or less than what you paid for them.

  Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

  Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, each fund's returns would have been lower.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

1.03% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

4.10%   LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. Bond market

28.68%  S&P 500 INDEX: measures U.S. large-cap stocks

47.25%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

38.59% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

[LINE GRAPH]

                                             Lehman
                         Three-             Brothers
                         Month                U.S.
                          U.S.              Aggregate           S&P               Russell            MSCI-
                       Treasury               Bond              500               2000(R)           EAFE(R)
Date                     Bills               Index             Index               Index             Index
31-Dec-02                0.00                 0.00              0.00                0.00              0.00
03-Jan-03                0.01                -0.67              3.28                1.89              1.92
10-Jan-03                0.03                -0.84              5.48                3.50              2.03
17-Jan-03                0.05                -0.21              2.57                1.35              1.22
24-Jan-03                0.08                 0.16             -2.01               -2.05             -1.96
31-Jan-03                0.10                 0.09             -2.62               -2.77             -4.17
07-Feb-03                0.12                 0.42             -5.53               -6.24             -5.36
14-Feb-03                0.14                 0.40             -4.88               -6.28             -4.77
21-Feb-03                0.17                 0.70             -3.34               -4.74             -4.20
28-Feb-03                0.19                 1.47             -4.08               -5.71             -6.37
07-Mar-03                0.22                 1.75             -5.44               -7.34             -9.01
14-Mar-03                0.24                 1.38             -4.89               -7.24             -8.71
21-Mar-03                0.26                 0.14              2.26               -1.51             -4.62
28-Mar-03                0.28                 1.06             -1.40               -3.41             -6.31
04-Apr-03                0.31                 1.07              0.37               -2.19             -4.98
11-Apr-03                0.32                 1.09             -0.77               -2.68             -4.75
18-Apr-03                0.34                 1.34              2.13                0.58             -1.83
25-Apr-03                0.37                 1.89              2.73                1.85             -2.12
02-May-03                0.39                 2.07              6.35                6.93              1.50
09-May-03                0.42                 2.96              6.78                8.49              3.58
16-May-03                0.45                 3.72              8.10                8.83              5.69
23-May-03                0.46                 4.09              6.84                9.82              5.18
30-May-03                0.48                 4.14             10.35               15.79              6.89
06-Jun-03                0.50                 4.22             13.17               19.21             10.88
13-Jun-03                0.55                 5.22             13.32               18.14             12.20
20-Jun-03                0.57                 4.28             14.14               18.11             13.23
27-Jun-03                0.59                 3.73             11.96               17.98             10.17
04-Jul-03                0.60                 3.58             13.07               20.01             11.59
11-Jul-03                0.62                 3.73             14.55               24.61             11.50
18-Jul-03                0.63                 2.65             14.01               22.25              9.83
25-Jul-03                0.65                 1.98             14.63               23.34             12.84
01-Aug-03                0.67                 0.38             12.56               23.18             11.56
08-Aug-03                0.68                 1.52             12.30               19.48             11.31
15-Aug-03                0.70                 0.51             13.90               24.24             14.48
22-Aug-03                0.72                 0.89             14.19               27.83             14.99
29-Aug-03                0.74                 1.10             15.95               31.00             14.83
05-Sep-03                0.76                 1.72             17.53               34.03             18.06
12-Sep-03                0.78                 2.20             17.27               34.12             18.65
19-Sep-03                0.80                 2.69             19.31               37.08             21.94
26-Sep-03                0.82                 3.37             14.82               27.94             19.10
03-Oct-03                0.84                 2.69             18.64               35.09             23.70
10-Oct-03                0.85                 2.66             19.65               36.90             25.96
17-Oct-03                0.87                 2.15             19.82               37.25             26.67
24-Oct-03                0.88                 2.98             18.63               33.59             24.13
31-Oct-03                0.90                 2.81             21.21               39.38             25.75
07-Nov-03                0.92                 2.16             21.55               43.30             26.72
14-Nov-03                0.94                 3.44             21.30               40.69             28.01
21-Nov-03                0.96                 3.70             19.59               38.85             25.94
28-Nov-03                0.98                 3.06             22.27               44.33             28.54
05-Dec-03                0.99                 3.79             22.70               42.37             31.66
12-Dec-03                1.01                 3.81             24.21               44.67             32.08
19-Dec-03                1.03                 4.36             25.93               44.51             33.87
26-Dec-03                1.05                 4.38             26.77               46.65             35.61
31-Dec-03                1.03                 4.10             28.68               47.25             38.59

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


2 Schwab MarketTrack Growth Portfolio II

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PERFORMANCE as of 12/31/03

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                                  Benchmark:      Fund Category:
                                                   GROWTH          MORNINGSTAR
                                                  COMPOSITE         MODERATE
                                  PORTFOLIO         INDEX          ALLOCATION
1 Year                              26.97%          26.74%           18.09%
5 Years                              2.29%           3.61%            1.44%
Since Inception: 11/1/96             7.17%           7.37%             n/a

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and two additional indices.

$16,431  PORTFOLIO
$16,652  GROWTH COMPOSITE INDEX
$17,609  S&P 500(R) INDEX
$16,561  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                                                               Lehman
                                                                                              Brothers
                                                                                                U.S.
                                               Growth                     S&P                 Aggregate
                                              Composite                  500(R)                 Bond
Date                   Portfolio                Index                    Index                  Index
01-Nov-96               $10,000                $10,000                  $10,000                $10,000
30-Nov-96               $10,490                $10,449                  $10,777                $10,178
31-Dec-96               $10,420                $10,420                  $10,564                $10,083
31-Jan-97               $10,670                $10,687                  $11,223                $10,115
28-Feb-97               $10,710                $10,673                  $11,311                $10,140
31-Mar-97               $10,460                $10,399                  $10,848                $10,027
30-Apr-97               $10,780                $10,599                  $11,494                $10,178
31-May-97               $11,420                $11,242                  $12,193                $10,274
30-Jun-97               $11,940                $11,669                  $12,739                $10,397
31-Jul-97               $12,650                $12,304                  $13,752                $10,677
31-Aug-97               $12,200                $11,977                  $12,982                $10,587
30-Sep-97               $12,880                $12,575                  $13,692                $10,743
31-Oct-97               $12,520                $12,140                  $13,235                $10,899
30-Nov-97               $12,730                $12,235                  $13,848                $10,949
31-Dec-97               $12,977                $12,370                  $14,086                $11,060
31-Jan-98               $13,037                $12,453                  $14,242                $11,201
28-Feb-98               $13,779                $13,151                  $15,269                $11,192
31-Mar-98               $14,199                $13,650                  $16,051                $11,230
30-Apr-98               $14,320                $13,776                  $16,213                $11,289
31-May-98               $14,019                $13,546                  $15,934                $11,396
30-Jun-98               $14,240                $13,706                  $16,581                $11,493
31-Jul-98               $13,959                $13,457                  $16,405                $11,517
31-Aug-98               $12,285                $11,787                  $14,036                $11,705
30-Sep-98               $12,696                $12,136                  $14,936                $11,979
31-Oct-98               $13,478                $12,761                  $16,150                $11,915
30-Nov-98               $14,079                $13,350                  $17,129                $11,983
31-Dec-98               $14,673                $13,947                  $18,116                $12,019
31-Jan-99               $14,921                $14,164                  $18,873                $12,104
28-Feb-99               $14,395                $13,658                  $18,286                $11,893
31-Mar-99               $14,807                $14,018                  $19,017                $11,958
30-Apr-99               $15,405                $14,615                  $19,753                $11,996
31-May-99               $15,127                $14,441                  $19,287                $11,891
30-Jun-99               $15,735                $15,056                  $20,357                $11,853
31-Jul-99               $15,621                $14,945                  $19,722                $11,803
31-Aug-99               $15,518                $14,800                  $19,624                $11,797
30-Sep-99               $15,467                $14,677                  $19,086                $11,934
31-Oct-99               $16,095                $15,129                  $20,294                $11,978
30-Nov-99               $16,569                $15,692                  $20,707                $11,977
31-Dec-99               $17,553                $16,771                  $21,926                $11,919
31-Jan-00               $16,777                $16,227                  $20,825                $11,880
29-Feb-00               $17,176                $16,838                  $20,431                $12,024
31-Mar-00               $17,975                $17,484                  $22,429                $12,182
30-Apr-00               $17,376                $16,903                  $21,754                $12,147
31-May-00               $16,965                $16,539                  $21,308                $12,141
30-Jun-00               $17,598                $17,129                  $21,835                $12,394
31-Jul-00               $17,232                $16,897                  $21,494                $12,506
31-Aug-00               $18,108                $17,750                  $22,829                $12,688
30-Sep-00               $17,442                $17,242                  $21,624                $12,768
31-Oct-00               $17,254                $16,984                  $21,533                $12,852
30-Nov-00               $16,245                $16,051                  $19,836                $13,063
31-Dec-00               $16,707                $16,672                  $19,933                $13,306
31-Jan-01               $17,045                $17,030                  $20,641                $13,523
28-Feb-01               $15,872                $16,039                  $18,758                $13,640
31-Mar-01               $15,150                $15,246                  $17,569                $13,708
30-Apr-01               $16,064                $16,161                  $18,934                $13,651
31-May-01               $16,097                $16,232                  $19,061                $13,733
30-Jun-01               $15,951                $16,043                  $18,598                $13,785
31-Jul-01               $15,754                $15,820                  $18,416                $14,094
31-Aug-01               $15,172                $15,297                  $17,263                $14,256
30-Sep-01               $14,022                $14,063                  $15,868                $14,421
31-Oct-01               $14,360                $14,458                  $16,171                $14,722
30-Nov-01               $15,060                $15,176                  $17,411                $14,519
31-Dec-01               $15,303                $15,467                  $17,565                $14,426
31-Jan-02               $14,962                $15,216                  $17,308                $14,543
28-Feb-02               $14,773                $15,053                  $16,974                $14,684
31-Mar-02               $15,350                $15,653                  $17,612                $14,441
30-Apr-02               $14,997                $15,401                  $16,545                $14,721
31-May-02               $14,867                $15,275                  $16,423                $14,846
30-Jun-02               $14,184                $14,550                  $15,253                $14,975
31-Jul-02               $13,112                $13,423                  $14,065                $15,156
31-Aug-02               $13,206                $13,478                  $14,157                $15,412
30-Sep-02               $12,193                $12,480                  $12,618                $15,662
31-Oct-02               $12,829                $13,030                  $13,728                $15,590
30-Nov-02               $13,418                $13,623                  $14,537                $15,585
31-Dec-02               $12,940                $13,139                  $13,683                $15,908
31-Jan-03               $12,567                $12,834                  $13,325                $15,922
28-Feb-03               $12,387                $12,626                  $13,125                $16,142
31-Mar-03               $12,411                $12,639                  $13,252                $16,129
30-Apr-03               $13,314                $13,501                  $14,344                $16,263
31-May-03               $14,072                $14,258                  $15,100                $16,565
30-Jun-03               $14,252                $14,447                  $15,294                $16,532
31-Jul-03               $14,481                $14,702                  $15,563                $15,977
31-Aug-03               $14,794                $15,054                  $15,866                $16,082
30-Sep-03               $14,818                $15,040                  $15,698                $16,508
31-Oct-03               $15,528                $15,788                  $16,587                $16,355
30-Nov-03               $15,769                $16,040                  $16,732                $16,394
31-Dec-03               $16,431                $16,652                  $17,609                $16,561

  All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower.

  Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.


                                        Schwab MarketTrack Growth Portfolio II 3

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO FACTS as of 12/31/03

FUND CATEGORY 1

[GRAPHIC]

                                INVESTMENT STYLE
                       Value         Blend       Growth
MARKET CAP
 Large                  / /           /X/          / /
 Medium                 / /           / /          / /
 Small                  / /           / /          / /

STATISTICS

NUMBER OF HOLDINGS                                                         505
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                            $58,878
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                30.3
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     10%
--------------------------------------------------------------------------------

TOP HOLDINGS 2

                                                                        % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB INTERNATIONAL INDEX FUND(R)
     Select Shares(R)                                                    20.3%
--------------------------------------------------------------------------------
(2)  SCHWAB SMALL-CAP INDEX FUND(R)
     Select Shares                                                       20.3%
--------------------------------------------------------------------------------
(3)  SCHWAB TOTAL BOND MARKET FUND(TM)                                   14.9%
--------------------------------------------------------------------------------
(4)  GENERAL ELECTRIC CO.                                                 1.2%
--------------------------------------------------------------------------------
(5)  MICROSOFT CORP.                                                      1.2%
--------------------------------------------------------------------------------
(6)  EXXON MOBIL CORP.                                                    1.1%
--------------------------------------------------------------------------------
(7)  PFIZER, INC.                                                         1.1%
--------------------------------------------------------------------------------
(8)  CITIGROUP, INC.                                                      1.0%
--------------------------------------------------------------------------------
(9)  WAL-MART STORES, INC.                                                0.9%
--------------------------------------------------------------------------------
(10) INTEL CORP.                                                          0.8%
--------------------------------------------------------------------------------
     TOTAL                                                               62.8%

ASSET CLASS WEIGHTINGS % of Portfolio

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

40.0% LARGE-CAP STOCKS
20.3% INTERNATIONAL STOCKS
20.3% SMALL-CAP STOCKS
14.9% BONDS
 4.5% SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the stock portion of the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio as of 12/31/03, which may have changed since then, and is not a precise indication of risk or performance -- past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.


4 Schwab MarketTrack Growth Portfolio II

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                         1/1/03-      1/1/02-      1/1/01-      1/1/00-      1/1/99-
                                                        12/31/03     12/31/02     12/31/01     12/31/00     12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    10.75        12.99        14.81        15.84        14.24
                                                        ----------------------------------------------------------------------------
Income or loss from investment operations:
    Net investment income                                  0.16         0.17         0.18         0.35         0.15
    Net realized and unrealized gains or losses            2.74        (2.17)       (1.43)       (1.13)        2.63
                                                        ----------------------------------------------------------------------------
    Total income or loss from investment operations        2.90        (2.00)       (1.25)       (0.78)        2.78
Less distributions:
    Dividends from net investment income                  (0.16)       (0.20)       (0.35)       (0.14)       (0.18)
    Distributions from net realized gains                    --        (0.04)       (0.22)       (0.11)       (1.00)
                                                        ----------------------------------------------------------------------------
    Total distributions                                   (0.16)       (0.24)       (0.57)       (0.25)       (1.18)
                                                        ----------------------------------------------------------------------------
    Net asset value at end of period                      13.49        10.75        12.99        14.81        15.84
                                                        ----------------------------------------------------------------------------
Total return (%)                                          26.97       (15.44)       (8.40)       (4.82)       19.63

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of average net assets 1:
    Net operating expenses                                 0.50         0.50         0.50         0.56 2       0.56
    Gross operating expenses                               0.87         1.00         0.82         0.84         1.09
    Net investment income                                  1.70         1.59         1.67         2.80         1.32
Portfolio turnover rate                                      10           30           13           19           14
Net assets, end of period ($ x 1,000,000)                    30           20           22           22           19

1 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

2 Would have been 0.55% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 5

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS as of December 31, 2003.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

 ~  Security is valued at fair value (see Accounting Policies)

                                                        COST        MARKET VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
 55.5%      OTHER INVESTMENT
            COMPANIES                                   15,888           16,608

 40.2%      COMMON STOCK                                10,410           12,028

  4.4%      SHORT-TERM
            INVESTMENTS                                  1,334            1,334
--------------------------------------------------------------------------------
100.1%      TOTAL INVESTMENTS                           27,632           29,970

(0.1)%      OTHER ASSETS AND
            LIABILITIES, NET                                                (43)
--------------------------------------------------------------------------------
100.0%      TOTAL NET ASSETS                                             29,927

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 40.2% of net assets

      AEROSPACE / DEFENSE 0.7%
      --------------------------------------------------------------------------
      The Boeing Co.  1,038                                                   44
      Crane Co.  100                                                           3
      General Dynamics Corp.  250                                             23
      Goodrich Corp. 100                                                       3
      Lockheed Martin Corp.  500                                              26
      Northrop Grumman Corp.  214                                             20
      Raytheon Co. 500                                                        15
      Rockwell Automation, Inc.  200                                           7
      Rockwell Collins, Inc.  200                                              6
      Textron, Inc. 150                                                        8
      United Technologies Corp.  550                                          52
                                                                     -----------
                                                                             207
      AIR TRANSPORTATION 0.5%
      --------------------------------------------------------------------------
      Delta Air Lines, Inc.  100                                               1
      FedEx Corp.  350                                                        24
      Sabre Holdings Corp.  172                                                4
      Southwest Airlines Co.  900                                             14
      United Parcel Service, Inc.,
      Class B  1,297                                                          97
                                                                     -----------
                                                                             140
      ALCOHOLIC BEVERAGES 0.2%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B  25                                            1
      Anheuser-Busch Cos., Inc.  925                                          49
      Brown-Forman Corp., Class B  75                                          7
                                                                     -----------
                                                                              57
      APPAREL 0.1%
      --------------------------------------------------------------------------
      Jones Apparel Group, Inc.  100                                           3
      Liz Claiborne, Inc.  100                                                 4
      Nike, Inc., Class B  300                                                21
      Reebok International Ltd.  100                                           4
      VF Corp. 100                                                             4
                                                                     -----------
                                                                              36
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 0.5%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.  100                                            2
      Cummins, Inc.  50                                                        2
      Dana Corp.  100                                                          2
      Danaher Corp.  175                                                      16
      Delphi Corp.  579                                                        6
      Eaton Corp.  100                                                        11
      Ford Motor Co.  2,098                                                   33
      General Motors Corp.  650                                               35
      Genuine Parts Co.  200                                                   7
    o Goodyear Tire & Rubber Co.  100                                          1
      Harley-Davidson, Inc.  350                                              16
    o Navistar International Corp. 100                                         5
      Visteon Corp. 104                                                        1
                                                                     -----------
                                                                             137
      BANKS 3.1%
      --------------------------------------------------------------------------
      AmSouth Bancorp.  350                                                    9
      Bank of America Corp.  1,769                                           142
      The Bank of New York Co., Inc.  900                                     30
      Bank One Corp.  1,347                                                   61
      BB&T Corp.  626                                                         24
      Comerica, Inc.  200                                                     11
      Fifth Third Bancorp  667                                                39
      First Tennessee National Corp.  150                                      7
      FleetBoston Financial Corp.  1,213                                      53


6 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Huntington Bancshares, Inc.  333                                        8
      J.P. Morgan Chase & Co.  2,340                                         86
      KeyCorp, Inc.  500                                                     15
      Marshall & Ilsley Corp.  300                                           11
      Mellon Financial Corp.  450                                            14
      National City Corp.  724                                               25
      North Fork Bancorp., Inc.  200                                          8
      Northern Trust Corp.  250                                              12
      PNC Financial Services Group, Inc.  300                                16
      Regions Financial Corp.  300                                           11
      SouthTrust Corp.  375                                                  12
      State Street Corp.  400                                                21
      SunTrust Banks, Inc.  400                                              29
      Synovus Financial Corp.  325                                            9
    ~ U.S. Bancorp  2,274                                                    67
      Union Planters Corp.  225                                               7
      Wachovia Corp.  1,549                                                  72
      Wells Fargo & Co.  2,000                                              118
      Zions Bancorp.  100                                                     6
                                                                     -----------
                                                                            923
      BUSINESS MACHINES & SOFTWARE 3.9%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.  250                                               10
    o Apple Computer, Inc.  400                                               9
      Autodesk, Inc.  200                                                     5
    o BMC Software, Inc.  200                                                 4
    o Cisco Systems, Inc.  8,125                                            197
    o Compuware Corp.  400                                                    2
    o Comverse Technology, Inc.  200                                          4
    o Dell, Inc.  3,025                                                     103
    o EMC Corp.  2,700                                                       35
    o Gateway, Inc.  200                                                      1
      Hewlett-Packard Co.  3,662                                             84
      International Business Machines
      Corp.  2,050                                                          190
    o Lexmark International, Inc.,
      Class A  150                                                           12
  (5) Microsoft Corp.  12,675                                               349
    o NCR Corp.  100                                                          4
    o Network Appliance, Inc.  400                                            8
    o Novell, Inc.  400                                                       4
    o Oracle Corp.  6,200                                                    82
      Pitney Bowes, Inc.  250                                                10
    o Siebel Systems, Inc.  600                                               8
    o Sun Microsystems, Inc.  3,675                                          17
    o Unisys Corp.  350                                                       5
    o Xerox Corp.  900                                                       12
                                                                     -----------
                                                                          1,155
      BUSINESS SERVICES 1.6%
      --------------------------------------------------------------------------
    o Allied Waste Industries, Inc.  400                                      6
    o Apollo Group, Inc., Class A  200                                       14
      Automatic Data Processing, Inc.  700                                   28
    o Cendant Corp.  1,190                                                   27
      Cintas Corp.  182                                                       9
    o Citrix Systems, Inc.  175                                               4
      Computer Associates International, Inc.  700                           19
    o Computer Sciences Corp.  200                                            9
    o Concord EFS, Inc.  500                                                  7
    o Convergys Corp.  137                                                    2
      Deluxe Corp.  100                                                       4
    o eBay, Inc.  734                                                        47
      Electronic Data Systems Corp.  550                                     13
      Equifax, Inc.  100                                                      2
      First Data Corp.  850                                                  35
    o Fiserv, Inc.  225                                                       9
      H&R Block, Inc.  200                                                   11
      IMS Health, Inc.  300                                                   7
    o Interpublic Group of Cos., Inc.  400                                    6
    o Intuit, Inc.  244                                                      13
    o Mercury Interactive Corp.  100                                          5
    o Monster Worldwide, Inc.  95                                             2
      Omnicom Group, Inc.  300                                               26
    o Parametric Technology Corp.  200                                        1
      Paychex, Inc.  425                                                     16
    o PeopleSoft, Inc.  400                                                   9
    o Robert Half International, Inc.  200                                    5
    o Sungard Data Systems, Inc.  361                                        10
    o Symantec Corp.  400                                                    14
      Tyco International Ltd.  2,285                                         61
    o Veritas Software Corp.  500                                            19
      Waste Management, Inc.  720                                            21
    o Yahoo!, Inc.  750                                                      34
                                                                     -----------
                                                                            495


                                                          See financial notes. 7

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      CHEMICALS 0.6%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.  250                                     13
      Dow Chemical Co.  1,061                                                 44
      E.I. du Pont de Nemours & Co.  1,169                                    54
      Eastman Chemical Co.  100                                                4
      Ecolab, Inc.  275                                                        7
      Great Lakes Chemical Corp.  100                                          3
    o Hercules, Inc.  100                                                      1
      Monsanto Co.  314                                                        9
      PPG Industries, Inc.  200                                               13
      Praxair, Inc.  400                                                      15
      Rohm & Haas Co.  300                                                    13
      Sigma-Aldrich Corp.  100                                                 6
                                                                     -----------
                                                                             182
      CONSTRUCTION 0.2%
      --------------------------------------------------------------------------
      Centex Corp.  75                                                         8
      Fluor Corp.  100                                                         4
      KB Home  50                                                              3
      Masco Corp.  500                                                        14
      Pulte Homes, Inc.  75                                                    7
      The Sherwin-Williams Co.  175                                            6
      The Stanley Works  100                                                   4
      Vulcan Materials Co.  100                                                5
                                                                     -----------
                                                                              51
      CONSUMER DURABLES 0.1%
      --------------------------------------------------------------------------
      Black & Decker Corp.  100                                                5
      Leggett & Platt, Inc.  200                                               4
      Maytag Corp.  100                                                        3
      Newell Rubbermaid, Inc.  300                                             7
      Whirlpool Corp.  100                                                     7
                                                                     -----------
                                                                              26
      CONTAINERS 0.1%
      --------------------------------------------------------------------------
      Ball Corp.  100                                                          6
      Bemis Co.  100                                                           5
    o Pactiv Corp.  200                                                        5
    o Sealed Air Corp.  103                                                    5
                                                                     -----------
                                                                              21
      ELECTRONICS 2.3%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.  700                                        2
    o Advanced Micro Devices, Inc.  400                                        6
    o Agilent Technologies, Inc.  566                                         17
    o Altera Corp.  364                                                        8
      American Power Conversion Corp.  275                                     7
    o Analog Devices, Inc.  400                                               18
    o Andrew Corp.  200                                                        2
    o Applied Materials, Inc.  1,900                                          43
    o Applied Micro Circuits Corp.  221                                        1
    o Broadcom Corp., Class A  355                                            12
    o CIENA Corp.  300                                                         2
 (10) Intel Corp.  7,675                                                     247
      ITT Industries, Inc.  100                                                7
    o Jabil Circuit, Inc.  208                                                 6
    o JDS Uniphase Corp.  1,254                                                5
    o KLA-Tencor Corp.  200                                                   12
      Linear Technology Corp.  400                                            17
    o LSI Logic Corp.  400                                                     4
    o Lucent Technologies, Inc.  4,715                                        13
      Maxim Integrated Products, Inc.  350                                    17
    o Micron Technology, Inc.  650                                             9
      Molex, Inc.  225                                                         8
      Motorola, Inc.  2,621                                                   37
    o National Semiconductor Corp.  200                                        8
    o Novellus Systems, Inc.  175                                              7
    o Nvidia Corp.  200                                                        5
      PerkinElmer, Inc.  68                                                    1
    o PMC -- Sierra, Inc.  200                                                 4
    o Power-One, Inc.  226                                                     2
    o QLogic Corp.  113                                                        6
      Qualcomm, Inc.  1,000                                                   54
    o Sanmina -- SCI Corp.  500                                                6
      Scientific-Atlanta, Inc.  175                                            5
    o Solectron Corp.  1,000                                                   6
      Symbol Technologies, Inc.  289                                           5
      Tektronix, Inc.  100                                                     3
    o Tellabs, Inc.  300                                                       3
    o Teradyne, Inc.  200                                                      5
      Texas Instruments, Inc.  2,050                                          60
    o Thermo Electron Corp.  175                                               4
    o Waters Corp.  100                                                        3
    o Xilinx, Inc.  375                                                       15
                                                                     -----------
                                                                             702


8 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      ENERGY: RAW MATERIALS 0.5%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.  295                                           15
      Apache Corp.  168                                                       14
      Baker Hughes, Inc.  431                                                 14
    o BJ Services Co.  200                                                     7
      Burlington Resources, Inc.  300                                         17
      Devon Energy Corp.  250                                                 14
      EOG Resources, Inc.  132                                                 6
      Halliburton Co.  500                                                    13
    o Noble Corp.  200                                                         7
      Occidental Petroleum Corp.  425                                         18
    o Rowan Cos., Inc.  100                                                    2
      Schlumberger Ltd.  700                                                  38
                                                                     -----------
                                                                             165
      FOOD & AGRICULTURE 1.5%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co. 774                                          12
      Campbell Soup Co.  500                                                  13
      The Coca-Cola Co.  2,925                                               148
      Coca-Cola Enterprises, Inc.  550                                        12
      ConAgra Foods, Inc.  650                                                17
      General Mills, Inc.  400                                                18
      H.J. Heinz Co.  400                                                     15
      Hershey Foods Corp.  150                                                12
      Kellogg Co.  500                                                        19
      McCormick & Co., Inc.  200                                               6
      The Pepsi Bottling Group, Inc.  252                                      6
      PepsiCo, Inc.  2,055                                                    96
      Sara Lee Corp.  900                                                     19
      Supervalu, Inc.  100                                                     3
      Sysco Corp.  800                                                        30
      Wm. Wrigley Jr. Co.  250                                                14
                                                                     -----------
                                                                             440
      GOLD 0.1%
      --------------------------------------------------------------------------
      Newmont Mining Corp.  500                                               24

      HEALTHCARE / DRUGS & MEDICINE 5.3%
      --------------------------------------------------------------------------
      Abbott Laboratories  1,800                                              84
      Allergan, Inc.  150                                                     12
      AmerisourceBergen Corp.  150                                             8
    o Amgen, Inc.  1,570                                                      97
    o Anthem, Inc.  175                                                       13
      Applied Biosystems Group -- Applera
      Corp.  200                                                               4
      Bausch & Lomb, Inc.  100                                                 5
      Baxter International, Inc.  725                                         22
      Becton Dickinson & Co.  300                                             12
    o Biogen Idec, Inc.  380                                                  14
      Biomet, Inc.  325                                                       12
    o Boston Scientific Corp.  928                                            34
      Bristol-Myers Squibb Co.  2,300                                         66
      C.R. Bard, Inc.  50                                                      4
      Cardinal Health, Inc.  525                                              32
    o Chiron Corp.  200                                                       11
      Eli Lilly & Co.  1,375                                                  97
    o Express Scripts, Inc.  100                                               7
    o Forest Laboratories, Inc.  400                                          25
    o Genzyme Corp. -- General Division  250                                  12
      Guidant Corp.  350                                                      21
      HCA, Inc.  600                                                          26
      Health Management Associates, Inc.,
      Class A  300                                                             7
    o Humana, Inc.  200                                                        5
      Johnson & Johnson  3,476                                               180
    o King Pharmaceuticals, Inc.  233                                          4
      Manor Care, Inc.  100                                                    3
      McKesson Corp.  374                                                     12
    o Medco Health Solutions, Inc.  277                                        9
    o Medimmune, Inc.  300                                                     8
      Medtronic, Inc.  1,400                                                  68
      Merck & Co., Inc.  2,650                                               122
  (7) Pfizer, Inc.  8,959                                                    316
    o Quest Diagnostics  139                                                  10
      Schering-Plough Corp.  1,700                                            30
    o St. Jude Medical, Inc.  200                                             12
      Stryker Corp.  232                                                      20
    o Tenet Healthcare Corp.  450                                              7
      UnitedHealth Group, Inc.  700                                           41
    o Watson Pharmaceuticals, Inc.  100                                        5
    o WellPoint Health Networks, Inc.  175                                    17
      Wyeth  1,600                                                            68
    o Zimmer Holdings, Inc.  275                                              19
                                                                     -----------
                                                                           1,581


                                                          See financial notes. 9

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      HOUSEHOLD PRODUCTS 0.9%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B  100                                        6
      Avon Products, Inc.  350                                               24
      Clorox Co.  250                                                        12
      Colgate-Palmolive Co.  650                                             33
      The Gillette Co.  1,200                                                44
      International Flavors & Fragrances,
      Inc.  100                                                               4
      Procter & Gamble Co.  1,575                                           157
                                                                     -----------
                                                                            280
      INSURANCE 1.9%
      --------------------------------------------------------------------------
      ACE Ltd.  300                                                          12
      Aetna, Inc.  200                                                       13
      AFLAC, Inc.  600                                                       22
      The Allstate Corp.  800                                                34
      AMBAC Financial Group, Inc.  123                                        9
      American International Group, Inc.  3,096                             205
      AON Corp.  325                                                          8
      Chubb Corp.  200                                                       14
      CIGNA Corp.  175                                                       10
      Cincinnati Financial Corp.  150                                         6
      Hartford Financial Services Group, Inc.  300                           18
      Jefferson-Pilot Corp.  175                                              9
      John Hancock Financial Services, Inc.  324                             12
      Lincoln National Corp.  200                                             8
      Loews Corp.  200                                                       10
      Marsh & McLennan Cos., Inc.  625                                       30
      MBIA, Inc.  150                                                         9
      Metlife, Inc.  840                                                     28
      MGIC Investment Corp.  100                                              6
      Principal Financial Group, Inc.  331                                   11
      The Progressive Corp.  265                                             22
      Prudential Financial, Inc.  600                                        25
      Safeco Corp.  150                                                       6
      St. Paul Cos., Inc.  300                                               12
      Torchmark Corp.  100                                                    5
      Travelers Property Casualty Corp.,
      Class B  1,148                                                         19
      UnumProvident Corp.  323                                                5
      XL Capital Ltd., Class A  155                                          12
                                                                     -----------
                                                                            580
      MEDIA 1.6%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.  729                                34
    o Comcast Corp., Class A  2,676                                          88
      Dow Jones & Co., Inc.  100                                              5
      Gannett Co., Inc.  300                                                 27
      Knight-Ridder, Inc.  100                                                8
      The McGraw-Hill Cos., Inc.  200                                        14
      Meredith Corp.  50                                                      2
      New York Times Co., Class A  200                                       10
      R.R. Donnelley & Sons Co.  100                                          3
    o Time Warner, Inc.  5,300                                               95
      Tribune Co.  350                                                       18
    o Univision Communications, Inc.,
      Class A  354                                                           14
      Viacom, Inc., Class B   2,092                                          93
      The Walt Disney Co.  2,350                                             55
                                                                     -----------
                                                                            466
      MISCELLANEOUS 0.3%
      --------------------------------------------------------------------------
      3M Co.  900                                                            77

      MISCELLANEOUS FINANCE 3.2%
      --------------------------------------------------------------------------
      American Express Co.  1,550                                            75
      The Bear Stearns Cos., Inc.  110                                        9
      Capital One Financial Corp.  250                                       15
    / The Charles Schwab Corp.  1,575                                        19
      Charter One Financial, Inc.  220                                        8
  (8) Citigroup, Inc.  6,082                                                295
      Countrywide Financial Corp.  200                                       15
      Fannie Mae  1,200                                                      90
      Federated Investors, Inc., Class B  100                                 3
      Franklin Resources, Inc.  300                                          16
      Freddie Mac  800                                                       47
      Golden West Financial Corp.  175                                       18
      Goldman Sachs Group, Inc.  537                                         53
      Janus Capital Group, Inc.  200                                          3
      Lehman Brothers Holdings, Inc.  300                                    23
      MBNA Corp.  1,487                                                      37
      Merrill Lynch & Co., Inc.  1,150                                       67
      Moody's Corp.  150                                                      9
      Morgan Stanley  1,330                                                  77
    o Providian Financial Corp.  350                                          4
      SLM Corp.  550                                                         21
      T. Rowe Price Group, Inc.  150                                          7
      Washington Mutual, Inc.  1,050                                         42
                                                                     -----------
                                                                            953


10 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      NON-DURABLES & ENTERTAINMENT 0.4%
      --------------------------------------------------------------------------
    o American Greetings Corp., Class A  100                                   2
      Darden Restaurants, Inc.  150                                            3
    o Electronic Arts, Inc.  354                                              17
      Fortune Brands, Inc.  150                                               11
      Hasbro, Inc.  200                                                        4
      International Game Technology  373                                      13
      Mattel, Inc.  500                                                       10
      McDonald's Corp.  1,450                                                 36
    o Starbucks Corp.  420                                                    14
      Tupperware Corp.  100                                                    2
      Wendy's International, Inc.  100                                         4
    o Yum! Brands, Inc.  320                                                  11
                                                                     -----------
                                                                             127
      NON-FERROUS METALS 0.2%
      --------------------------------------------------------------------------
      Alcoa, Inc.  1,000                                                      38
      Engelhard Corp.  100                                                     3
      Freeport-McMoran Copper & Gold, Inc.,
      Class B  200                                                             8
    o Phelps Dodge Corp.  100                                                  8
                                                                     -----------
                                                                              57
      OIL: DOMESTIC 0.4%
      --------------------------------------------------------------------------
      Amerada Hess Corp.  100                                                  5
      Ashland, Inc.  100                                                       5
      ConocoPhillips  860                                                     56
      Kerr-McGee Corp.  100                                                    5
      Marathon Oil Corp.  400                                                 13
    o Nabors Industries Ltd.  175                                              7
      Sunoco, Inc.  100                                                        5
    o Transocean, Inc.  358                                                    9
      Unocal Corp.  300                                                       11
                                                                     -----------
                                                                             116
      OIL: INTERNATIONAL 1.4%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.  1,320                                             114
  (6) Exxon Mobil Corp.  7,795                                               320
                                                                     -----------
                                                                             434
      OPTICAL & PHOTO 0.1%
      --------------------------------------------------------------------------
    o Corning, Inc.  1,500                                                    15
      Eastman Kodak Co.  300                                                   8
                                                                     -----------
                                                                              23
      PAPER & FOREST PRODUCTS 0.3%
      --------------------------------------------------------------------------
      Boise Cascade Corp.  75                                                  2
      Georgia-Pacific Corp.  326                                              10
      International Paper Co.  570                                            25
      Kimberly-Clark Corp.  600                                               35
    o Louisiana-Pacific Corp.  100                                             2
      MeadWestvaco Corp.  197                                                  6
      Temple-Inland, Inc.  50                                                  3
      Weyerhaeuser Co.  250                                                   16
                                                                     -----------
                                                                              99
      PRODUCER GOODS & MANUFACTURING 2.0%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.  100                                       10
      Avery Dennison Corp.  100                                                6
      Caterpillar, Inc.  400                                                  33
      Cooper Industries Ltd., Class A  100                                     6
      Deere & Co.  350                                                        23
      Dover Corp.  200                                                         8
      Emerson Electric Co.  500                                               32
  (4) General Electric Co.  11,800                                           365
      Honeywell International, Inc.  987                                      33
      Illinois Tool Works, Inc.  350                                          29
      Ingersoll-Rand Co., Class A  200                                        14
      Johnson Controls, Inc.  100                                             12
    o Millipore Corp.  25                                                      1
      Pall Corp.  100                                                          3
      Parker Hannifin Corp.  150                                               9
      Snap-On, Inc.  75                                                        2
      W.W. Grainger, Inc.  100                                                 5
                                                                     -----------
                                                                             591
      RAILROAD & SHIPPING 0.2%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.  400                                 13
      CSX Corp.  225                                                           8
      Norfolk Southern Corp.  400                                              9
      Union Pacific Corp.  295                                                21
                                                                     -----------
                                                                              51
      REAL PROPERTY 0.2%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co.,
      Class A  100                                                             4
      Equity Office Properties Trust   500                                    14
      Equity Residential  300                                                  9


                                                         See financial notes. 11

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Plum Creek Timber Co., Inc.  200                                         6
      ProLogis  200                                                            6
      Simon Property Group, Inc.  200                                          9
                                                                     -----------
                                                                              48
      RETAIL 2.6%
      --------------------------------------------------------------------------
      Albertson's, Inc.  400                                                   9
    o Autonation, Inc.  300                                                    5
    o AutoZone, Inc.  100                                                      9
    o Bed, Bath & Beyond, Inc.  350                                           15
      Best Buy Co., Inc.  350                                                 18
    o Big Lots, Inc.  88                                                       1
      Circuit City Stores, Inc.  200                                           2
    o Costco Wholesale Corp.  500                                             19
      CVS Corp.  490                                                          18
      Dillards, Inc., Class A  100                                             2
      Dollar General Corp.  395                                                8
      Family Dollar Stores, Inc.  200                                          7
      Federated Department Stores, Inc.  200                                   9
      The Gap, Inc.  1,037                                                    24
      Home Depot, Inc.  2,700                                                 96
      J.C. Penney Co., Inc. Holding Co.  300                                   8
    o Kohl's Corp.  400                                                       18
    o Kroger Co.  800                                                         15
      Limited Brands, Inc.  600                                               11
      Lowe's Cos., Inc.  900                                                  50
      The May Department Stores Co.  350                                      10
      Nordstrom, Inc.  200                                                     7
    o Office Depot, Inc.  325                                                  5
      RadioShack Corp.  200                                                    6
    o Safeway, Inc.  500                                                      11
      Sears, Roebuck & Co.  300                                               14
    o Staples, Inc.  600                                                      16
      Target Corp.  1,050                                                     40
      Tiffany & Co.  150                                                       7
      TJX Cos., Inc.  600                                                     13
    o Toys `R' Us, Inc.  200                                                   3
  (9) Wal-Mart Stores, Inc.  5,115                                           271
      Walgreen Co. 1,175                                                      43
      Winn-Dixie Stores, Inc.  100                                             1
                                                                     -----------
                                                                             791
      STEEL 0.0%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.  100                                        1
      Nucor Corp.  100                                                         6
      United States Steel Corp.  100                                           3
      Worthington Industries, Inc.  100                                        2
                                                                     -----------
                                                                              12
      TELEPHONE 1.4%
      --------------------------------------------------------------------------
      Alltel Corp.  400                                                       19
      AT&T Corp.  835                                                         17
    o AT&T Wireless Services, Inc.  3,080                                     25
    o Avaya, Inc.  388                                                         5
      BellSouth Corp.  2,100                                                  59
      CenturyTel, Inc.  150                                                    5
    o Citizens Communications Co.  208                                         2
    o Nextel Communications, Inc.,
      Class A  1,275                                                          36
    o Qwest Communications
      International, Inc.  2,027                                               9
      SBC Communications, Inc.  3,956                                        103
      Sprint Corp. (FON Group)  950                                           16
    o Sprint Corp. (PCS Group)  1,225                                          7
      Verizon Communications, Inc.  3,313                                    116
                                                                     -----------
                                                                             419
      TOBACCO 0.5%
      --------------------------------------------------------------------------
      Altria Group, Inc.  2,400                                              131
      R.J. Reynolds Tobacco Holdings, Inc.  100                                6
      UST, Inc.  200                                                           7
                                                                     -----------
                                                                             144
      TRAVEL & RECREATION 0.2%
      --------------------------------------------------------------------------
      Brunswick Corp.  100                                                     3
      Carnival Corp.  725                                                     29
      Harrah's Entertainment, Inc.  100                                        5
      Hilton Hotels Corp.  400                                                 7
      Marriott International, Inc., Class A  250                              12
      Starwood Hotels & Resorts Worldwide,
      Inc.  200                                                                7
                                                                     -----------
                                                                              63
      TRUCKING & FREIGHT 0.0%
      --------------------------------------------------------------------------
      Paccar, Inc.  125                                                       11
      Ryder Systems, Inc.  75                                                  2
                                                                     -----------
                                                                              13


12 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      UTILITIES: ELECTRIC & GAS 1.1%
      --------------------------------------------------------------------------
    o The AES Corp.  650                                                       6
    o Allegheny Energy, Inc.  78                                               1
      Ameren Corp.  200                                                        9
      American Electric Power Co., Inc.  460                                  14
    o Calpine Corp.  200                                                       1
      Centerpoint Energy, Inc.  400                                            4
      Cinergy Corp.  200                                                       8
    o CMS Energy Corp.  300                                                    3
      Consolidated Edison, Inc.  300                                          13
      Constellation Energy Group, Inc.  200                                    8
      Dominion Resources, Inc.  396                                           25
      DTE Energy Co.  200                                                      8
      Duke Energy Corp.  1,050                                                21
    o Dynegy, Inc., Class A  300                                               1
    o Edison International  400                                                9
      El Paso Corp.  696                                                       6
      Entergy Corp.  250                                                      14
      Exelon Corp.  362                                                       24
      FirstEnergy Corp.  341                                                  12
      FPL Group, Inc.  200                                                    13
      KeySpan Corp.  200                                                       7
      Kinder Morgan, Inc.  156                                                 9
      Nicor, Inc.  50                                                          2
      NiSource, Inc.  357                                                      8
      Peoples Energy Corp.  50                                                 2
    o PG&E Corp.  500                                                         14
      Pinnacle West Capital Corp.  100                                         4
      PPL Corp.  200                                                           9
      Progress Energy, Inc.  277                                              12
      Public Service Enterprise Group, Inc.  300                              13
      Sempra Energy  285                                                       9
      The Southern Co.  875                                                   26
      TECO Energy, Inc.  250                                                   4
      TXU Corp.  350                                                           8
      Williams Cos., Inc.  600                                                 6
      Xcel Energy, Inc.  505                                                   9
                                                                     -----------
                                                                             342
      OTHER INVESTMENT COMPANIES
      55.5% of net assets

 /(1) Schwab International Index Fund(R),
      Select Shares(R)  438,810                                            6,082
 /(2) Schwab Small-Cap Index Fund(R),
      Select Shares  317,070                                               6,075
 /(3) Schwab Total Bond
      Market Fund(TM)  443,315                                             4,451
                                                                     -----------
                                                                          16,608

      SHORT-TERM INVESTMENTS
      4.4% of net assets

    / Schwab Value Advantage
      Money Fund(R),
      Investor Shares  504,063                                               504

      SECURITY                                       FACE VALUE
        RATE, MATURITY DATE                         ($ x 1,000)
      Bank One, Grand Cayman
      Time Deposit
         0.35%, 01/02/04                                  750                750
      Brown Brothers Harriman,
      Grand Cayman Time Deposit
         0.35%, 01/02/04                                   80                 80
                                                                     -----------
                                                                           1,334

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.


                                                         See financial notes. 13

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                   $29,970 a
Receivables:
   Fund shares sold                                                           8
   Dividends                                                                 17
   Investments sold                                                  +        1
                                                                     -----------
TOTAL ASSETS                                                             29,996

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                      21
Accrued expenses                                                     +       48
                                                                     -----------
TOTAL LIABILITIES                                                            69

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             29,996
TOTAL LIABILITIES                                                    -       69
                                                                     -----------
NET ASSETS                                                              $29,927

NET ASSETS BY SOURCE
Capital received from investors                                          28,305
Net investment income not yet distributed                                   393
Net realized capital losses                                              (1,109)
Net unrealized capital gains                                              2,338

NET ASSET VALUE (NAV)
                                    SHARES
NET ASSETS      /                   OUTSTANDING        =                  NAV
$29,927                             2,218                                 $13.49

  Unless stated, all numbers x 1,000

a The fund paid $27,632 for these securities. Not counting short-term obligations and government securities, the fund paid $6,183 for securities during the report period and received $2,097 from securities it sold or that matured.

  Percent of fund shares of other Schwab funds owned as of the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  Small-Cap Index Fund(R)                 0.4%
  International Index Fund(R)             0.5%

  SCHWAB BOND FUNDS
  Total Bond Market Fund(TM)              0.4%

  SCHWAB MONEY FUNDS
    Value Advantage
    Money Fund(R)               Less than 0.1%

FEDERAL TAX DATA
------------------------------------------------
PORTFOLIO COST                          $28,194

NET UNREALIZED GAINS AND LOSSES:
Gains                                    $3,870
Losses                            +      (2,094)
                                  -------------
                                         $1,776
AS OF DECEMBER 31, 2003:

UNDISTRIBUTED EARNINGS:
Ordinary income                           $394
Long-term capital gains                    $--

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                  Loss amount
   2010                                   $347
   2011                           +        200
                                  -------------
                                          $547


14 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statement of
OPERATIONS
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $506
Interest                                                              +       4
                                                                      ----------
TOTAL INVESTMENT INCOME                                                     510

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                    (239)
Net realized gains received from underlying funds                     +      77
                                                                      ----------
NET REALIZED LOSSES                                                        (162)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       5,540

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   102 a
Trustees' fees                                                               13 b
Custodian fees                                                               26
Portfolio accounting fees                                                     4
Professional fees                                                            35
Shareholder reports                                                          16
Other expenses                                                        +       4
                                                                      ----------
Total expenses                                                              200
Expense reduction                                                     -      84 c
                                                                      ----------
NET EXPENSES                                                                116

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     510
NET EXPENSES                                                          -     116
                                                                      ----------
NET INVESTMENT INCOME                                                       394
NET REALIZED LOSSES                                                        (162) d
NET UNREALIZED GAINS                                                  +   5,540 d
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $5,772

  Unless stated, all numbers x 1,000

a Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that.

b For the fund's independent trustees only.

c This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the annual operating expenses of this fund through at least April 30, 2004, to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

d These add up to a net gain on investments of $5,378.


                                                         See financial notes. 15

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                          1/1/03-12/31/03       1/1/02-12/31/02
Net investment income                               $394                   $334
Net realized losses                                 (162)                  (613)
Net unrealized gains or losses            +        5,540                 (3,273)
                                          --------------------------------------
INCREASE OR DECREASE IN NET ASSETS
    FROM OPERATIONS                                5,772                 (3,552)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                 334                    362 a
Distributions from net realized gains     +           --                     68
                                          --------------------------------------
TOTAL DISTRIBUTIONS PAID                            $334                   $430 b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                  1/1/03-12/31/03            1/1/02-12/31/02
                               SHARES          VALUE      SHARES          VALUE
Shares sold                       697         $8,463         601         $7,062
Shares reinvested                  25            334          40            430
Shares redeemed             +    (398)        (4,659)       (464)        (5,452)
                            ----------------------------------------------------
NET TRANSACTIONS IN
    FUND SHARES                   324         $4,138         177         $2,040

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  1/1/03-12/31/03            1/1/02-12/31/02
                               SHARES     NET ASSETS      SHARES     NET ASSETS
Beginning of period             1,894        $20,351       1,717        $22,293
Total increase or
    decrease                +     324          9,576         177         (1,942) c
                            ----------------------------------------------------
END OF PERIOD                   2,218        $29,927       1,894        $20,351 d

  Unless stated, all numbers x 1,000

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

b The tax-basis components of distributions paid :

  CURRENT PERIOD:

  Ordinary income                      $334
  Long-term capital gains               $--

  PRIOR PERIOD:

  Ordinary income                      $362
  Long-term capital gains              $ 68

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $393 and $333 at the end of the current period and the prior period, respectively.


16 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other investments and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

  THE TRUST AND ITS FUNDS

  This list shows all of the funds included in Schwab Annuity Portfolios. The funds discussed in this report are highlighted.

  SCHWAB ANNUITY PORTFOLIOS
    organized January 21, 1994

    Schwab Money Market Portfolio
    SCHWAB MARKETTRACK GROWTH PORTFOLIO II
    Schwab S&P 500 Portfolio

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through its trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. During the report period, the trust had custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A. respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corporation if that company is selected by its investment process.

Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. The percentages of fund shares of other related funds owned are shown in each fund's Statement of Assets and Liabilities.

The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/ OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND INTENDS TO MEET FEDERAL INCOME TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with their vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

o SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes.

o SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

o FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

o UNDERLYING FUNDS: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

o SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:

Schwab MarketTrack Growth Portfolio II

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack Growth Portfolio II (one of the portfolios constituting the Schwab Annuity Portfolios, hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

San Francisco, CA
February 6, 2004

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

FUND TRUSTEES

            A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

            Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

            Each of the SchwabFunds (of which there were 49 as of 12/31/03) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                          TRUST POSITION(S);
NAME AND BIRTHDATE        TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2       Chair, Trustee:             Chair, Director, The Charles Schwab Corp.; CEO, Director, Schwab
7/29/37                   Family of Funds, 1989;      Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.; Charles
                          Investments, 1991;          Schwab Investment Management, Inc.; Chair, Charles Schwab
                          Capital Trust, 1993;        Holdings, Inc. I, Schwab International Holdings, Inc.; Director, U.S.
                          Annuity Portfolios, 1994.   Trust Corp., United States Trust Co. of New York, The Gap, Inc.
                                                      (clothing retailer), Siebel Systems (software); Trustee, Stanford
                                                      University. Until 6/03: Director, Xsign, Inc. (electronic payment systems). Until 5/03: Co-Chair, The Charles Schwab Corporation.
                                                      Until 5/02: Director, Vodafone AirTouch PLC (telecom). Until 3/02:
                                                      Director, Audiobase, Inc. (Internet audio solutions). Until 7/01:
                                                      Director, The Charles Schwab Trust Company. Until 1/99: Director,
                                                      Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                      (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                      Performance Technologies, Inc. (technology), TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE        TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1          Trustee:2003                Vice Chair, EVP, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                   (all trusts)                Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                      Corporation. Director, Wal-Mart Stores, eBay, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1        Trustee: 2002               EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                   (all trusts).               Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE        TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK           President, CEO              President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                   (all trusts).               EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                      Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                      9/02: President, CIO, American Century Investment Management;
                                                      Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                      American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                      and Quantitative Equity Portfolio Management, Twentieth Century
                                                      Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG             Treasurer, Principal        SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                    Financial Officer           The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                          (all trusts).               Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD           SVP, Chief Investment       SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                    Officer                     Management, Inc.; CIO, The Charles Schwab Trust Co.
                          (all trusts).
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON            Secretary                   SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                   (all trusts).               Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                      U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE        TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER        2000 (all trusts).          Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, Director,
8/13/60                                               America First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                      (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                      (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                      Children's Hospital. 2001: Special Advisor to the President, Stanford
                                                      University. Until 2002: Director, LookSmart, Ltd. (Internet infrastructure).
                                                      Until 2001: VP, Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD         Family of Funds, 1989;      CEO, Dorward & Associates (management, marketing and
9/23/31                   Investments, 1991;          communications consulting). Until 1999: EVP, Managing Director,
                          Capital Trust, 1993;        Grey Advertising.
                          Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER         2000 (all trusts).          Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Non-Executive
11/22/41                                              Chairman, Solectron Corp. (manufacturing), Airlease Ltd. (aircraft leasing), Mission West Properties (commercial real estate), Stratex
                                                      Networks (telecommunications); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Director, Digital
                                                      Microwave Corp. (network equipment). Until 1998: Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES          Family of Funds, 1989;      Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                   Investments, 1991;          services and investment advice).
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH           2000 (all trusts).          Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                               Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                      (investments--Netherlands), Cooper Industries (electrical products);
                                                      Member, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS        Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                   Investments, 1991;          Chair, CEO, North American Trust (real estate investments).
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY         Family of Funds, 1989;      Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                   Investments, 1991;          investments).
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.

            [CHARLES SCHWAB LOGO]

MONEY MARKET

            SCHWAB MONEY
            MARKET PORTFOLIO

            MONEY MARKET

            FOR THE YEAR ENDED DECEMBER 31, 2003
            Inception Date: May 3, 1994

MANAGEMENT'S DISCUSSION for the year ended December 31, 2003

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a vice president of the investment adviser and senior portfolio manager, has been responsible for day-to-day management of the portfolio since 1999. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

THE INVESTMENT ENVIRONMENT AND THE PORTFOLIO

DURING 2003, THE U.S. ECONOMY BEGAN TO GATHER STRENGTH, ESPECIALLY DURING THE SECOND HALF OF THE YEAR. In the months before the war in Iraq (which began in March 2003), the economy remained in a holding pattern, as businesses and investors adopted a wait-and-see stance. Once the combat phase drew to an end, America began to pay more attention to the economy, which by year-end appeared to be recovering.

SEEKING ADDITIONAL PROTECTION AGAINST THE RISK OF DEFLATION, THE FEDERAL RESERVE (THE FED) CUT SHORT-TERM INTEREST RATES BY 0.25% IN JUNE. This brought the Fed funds target rate to a 45-year low of 1.00%. Short-term interest rates began plummeting in May in anticipation of the Fed's rate cut but quickly began a modest recovery and ended the year somewhat above their mid-year lows. Nevertheless, money fund yields remained close to historically low levels.

FALLING INTEREST RATES PUSHED MONEY FUND YIELDS TO NEW LOWS (see next page for fund yield information). Within this challenging interest rate environment, we sought to take what measures we could to gain incrementally higher yields for the portfolio.

For example, we were able to take advantage of modest fluctuations in yields of one-year securities. These fluctuations appeared to be driven by shifts in the market's outlook on the economic recovery. The portfolio bought longer-term money market securities when they offered an attractive yield compared to their shorter maturity counterparts.

DURING THE PERIOD, THE SECURITIES OF FREDDIE MAC CAME UNDER PRESSURE AS NEWS OF POTENTIAL EARNINGS RESTATEMENTS AROSE. Our analysis indicated that the creditworthiness of these securities was not in doubt. As a result, we continued purchasing these securities at yields comparable to CDs and commercial paper.

AS OF THE END OF THE REPORT PERIOD, NEITHER DEFLATION NOR INFLATION APPEARED TO BE IMMEDIATE RISKS. In our view, the main questions facing the market were: how strong is the economy, when might inflation return, and when might the Fed increase short-term rates?

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                 Schwab Money Market Portfolio 1

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AND PORTFOLIO FACTS as of 12/31/03

SEVEN-DAY YIELDS 1

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

--------------------------------------------------------------------------------
SEVEN-DAY YIELD                                                        0.64%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                                              0.64%
--------------------------------------------------------------------------------

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                              39 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------

  An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

  Portfolio holdings may have changed since the report date.

1 Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.


2 Schwab Money Market Portfolio

SCHWAB MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                 1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
                                                12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00          1.00          1.00          1.00          1.00
                                                ------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.01          0.01          0.04          0.06          0.05
                                                ------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income          (0.01)        (0.01)        (0.04)        (0.06)        (0.05)
                                                ------------------------------------------------------------------------------------
Net asset value at end of period                  1.00          1.00          1.00          1.00          1.00
                                                ------------------------------------------------------------------------------------
Total return (%)                                  0.74          1.32          3.72          5.95          4.69

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                         0.44          0.48          0.49          0.49 1        0.50
   Gross operating expenses                       0.44          0.48          0.50          0.51          0.60
   Net investment income                          0.75          1.31          3.55          5.81          4.62
Net assets, end of period ($ x 1,000,000)          141           215           204           160           120

1 The ratio of net operating expenses would have been 0.48% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 3

SCHWAB MONEY MARKET PORTFOLIO

PORTFOLIO HOLDINGS as of December 31, 2003

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 92.8%      U.S. GOVERNMENT
            SECURITIES                                  130,796          130,796

  5.5%      OTHER INVESTMENTS                             7,722            7,722
--------------------------------------------------------------------------------
 98.3%      TOTAL INVESTMENTS                           138,518          138,518

  1.7%      OTHER ASSETS AND
            LIABILITIES                                                    2,393
--------------------------------------------------------------------------------
100.0%      TOTAL NET ASSETS                                             140,911

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      U.S. GOVERNMENT SECURITIES 92.8% of Net Assets

      DISCOUNT NOTES 87.4%
      --------------------------------------------------------------------------

      FANNIE MAE
      1.07%, 01/07/04                                     2,000            2,000
      1.04%, 01/21/04                                     5,000            4,997
      1.08%, 01/21/04                                     3,000            2,998
      1.05%, 01/30/04                                     2,254            2,252
      1.04%, 02/02/04                                     3,000            2,997
      1.08%, 02/19/04                                     1,000              999
      1.09%, 03/05/04                                     1,420            1,417
      1.20%, 03/05/04                                     5,000            4,989
      1.29%, 04/02/04                                     2,450            2,442
      1.12%, 04/20/04                                     2,000            1,993
      1.14%, 04/30/04                                     1,930            1,923

      FEDERAL FARM CREDIT BANK
      0.96%, 01/09/04                                     3,000            2,999
      1.06%, 01/16/04                                     1,028            1,028
      1.00%, 01/30/04                                     1,000              999
      0.97%, 02/18/04                                     5,000            4,994
      1.08%, 03/01/04                                     5,000            4,991
      1.10%, 03/02/04                                     1,000              998

      FEDERAL HOME LOAN BANK
      1.05%, 01/02/04                                     5,000            5,000
      1.05%, 01/05/04                                     3,000            3,000
      1.05%, 01/09/04                                     5,066            5,065
      1.05%, 01/16/04                                     1,100            1,100
      1.08%, 01/16/04                                     1,100            1,100
      1.05%, 01/23/04                                     4,000            3,997
      1.06%, 02/18/04                                     2,500            2,496
      1.08%, 03/01/04                                     1,000              998
      1.10%, 03/12/04                                     1,500            1,497
      1.11%, 03/17/04                                     3,793            3,784
      1.10%, 04/12/04                                     3,000            2,991

      FREDDIE MAC
      1.08%, 01/08/04                                     3,500            3,499
      1.09%, 01/15/04                                     1,701            1,700
      1.07%, 01/21/04                                     2,200            2,199
      1.05%, 01/22/04                                     1,350            1,349
      1.08%, 01/22/04                                     4,000            3,997
      1.09%, 01/22/04                                     4,000            3,997
      1.07%, 01/29/04                                     6,213            6,208
      1.08%, 01/29/04                                     3,058            3,055
      1.08%, 01/30/04                                     1,454            1,453
      1.09%, 02/05/04                                     1,377            1,376
      1.08%, 02/18/04                                     1,500            1,498
      1.10%, 03/10/04                                     1,500            1,497
      1.12%, 03/10/04                                     1,368            1,365
      1.30%, 03/25/04                                     2,000            1,994

      SALLIE MAE
      0.98%, 01/06/04                                    10,000            9,999

      TENNESSEE VALLEY AUTHORITY
      0.90%, 01/08/04                                     2,000            2,000
                                                                     -----------
                                                                         123,230
      COUPON NOTES 5.4%
      --------------------------------------------------------------------------

      FANNIE MAE
      5.13%, 02/13/04                                     5,000            5,023

      FEDERAL HOME LOAN BANK
      3.63%, 10/15/04                                     2,500            2,543
                                                                     -----------
                                                                           7,566


4 See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

                                                  MATURITY AMOUNT       VALUE
      SECURITY                                      ($ x 1,000)      ($ x 1,000)
      OTHER INVESTMENTS 5.5% of Net Assets

      REPURCHASE AGREEMENTS 5.5%
      --------------------------------------------------------------------------

      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Treasury
      Securities with a value of $8,109
      0.87%, issued 12/31/03,
      due 01/02/04                                        7,722            7,722

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.


                                                          See financial notes. 5

SCHWAB MONEY MARKET PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of December 31, 2003. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $138,518 a
Receivables:
   Interest                                                                 117
   Fund shares sold                                                       2,408
Prepaid expenses                                                    +         1
                                                                    ------------
TOTAL ASSETS                                                            141,044

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                      83
   Investment advisory and administration fees                                1
Accrued expenses                                                    +        49
                                                                    ------------
TOTAL LIABILITIES                                                           133

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            141,044
TOTAL LIABILITIES                                                   -       133
                                                                    ------------
NET ASSETS                                                             $140,911

NET ASSETS BY SOURCE
Capital received from investors                                         140,926
Net realized capital losses                                                 (15)

NET ASSET VALUE (NAV)
                                   SHARES
NET ASSETS            /            OUTSTANDING            =               NAV
$140,911                           140,958                                $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $138,518.

FEDERAL TAX DATA
----------------------------------------------
COST BASIS OF PORTFOLIO               $138,518

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                 Loss amount:
   2005                                     $1
   2006                                      3
   2007                                      9
   2008                          +           2
                                 -------------
                                           $15


6 See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

Statement of
OPERATIONS
For January 1, 2003 through December 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $2,143

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   685 a
Trustees' fees                                                               31 b
Custodian and portfolio accounting fees                                      24
Professional fees                                                            36
Registration fees                                                             1
Shareholder reports                                                           4
Other expenses                                                        +       8
                                                                      ----------
TOTAL EXPENSES                                                              789 c

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   2,143
TOTAL EXPENSES                                                        -     789
                                                                      ----------
NET INVESTMENT INCOME                                                     1,354
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $1,354

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b For the fund's independent trustees only.

c The investment adviser (CSIM) guarantees to limit the annual operating expenses of this fund through April 30, 2004 to 0.50% of average daily net assets. This limit does not include interest, taxes and certain non-routine expenses.


                                                          See financial notes. 7

SCHWAB MONEY MARKET PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                             1/1/03-12/31/03    1/1/02-12/31/02
Net investment income                                $ 1,354            $ 2,607
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 1,354              2,607

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                   1,354              2,607 a

TRANSACTIONS IN FUND SHARES                                                     b
--------------------------------------------------------------------------------
Shares sold                                          260,198            709,801
Shares reinvested                                      1,354              2,607
Shares redeemed                              +     (335,840)          (701,105)
                                             -----------------------------------
NET TRANSACTIONS IN FUND SHARES                     (74,288)             11,303

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  215,199            203,896
Total increase or decrease                   +      (74,288)             11,303 c
                                             -----------------------------------
END OF PERIOD                                      $ 140,911         $  215,199

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions are:

  CURRENT YEAR
  Ordinary income                        $1,354
  Long-term capital gains                   $--

  PRIOR YEAR
  Ordinary income                        $2,607
  Long-term capital gains                   $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


8 See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other investments and policies that may affect the fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The

  THE TRUST AND ITS FUNDS

  This list shows all of the funds included in Schwab Annuity Portfolios. The fund discussed in this report is highlighted.

  SCHWAB ANNUITY PORTFOLIOS
  Organized January 21, 1994

     Schwab Money Market Portfolio
     Schwab MarketTrack Growth Portfolio II
     Schwab S&P 500 Portfolio

SCHWAB MONEY MARKET PORTFOLIO

date, price and other conditions are all specified when the agreement is created. Any repurchase agreement with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

THE FUND INTENDS TO MEET FEDERAL INCOME TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

SCHWAB MONEY MARKET PORTFOLIO

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:

Schwab Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 6, 2004

SCHWAB MONEY MARKET PORTFOLIO

FUND TRUSTEES

            A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

            Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

            Each of the SchwabFunds (of which there were 49 as of 12/31/03) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                           TRUST POSITION(S);
NAME AND BIRTHDATE         TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2        Chair, Trustee:              Chair, Director, The Charles Schwab Corp.; CEO, Director, Schwab
7/29/37                    Family of Funds, 1989;       Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.; Charles
                           Investments, 1991;           Schwab Investment Management, Inc.; Chair, Charles Schwab
                           Capital Trust, 1993;         Holdings, Inc. I, Schwab International Holdings, Inc.; Director, U.S.
                           Annuity Portfolios, 1994.    Trust Corp., United States Trust Co. of New York, The Gap, Inc.
                                                        (clothing retailer), Siebel Systems (software); Trustee, Stanford
                                                        University. Until 6/03: Director, Xsign, Inc. (electronic payment systems). Until 5/03: Co-Chair, The Charles Schwab Corporation.
                                                        Until 5/02: Director, Vodafone AirTouch PLC (telecom). Until 3/02:
                                                        Director, Audiobase, Inc. (Internet audio solutions). Until 7/01:
                                                        Director, The Charles Schwab Trust Company. Until 1/99: Director,
                                                        Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                        (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                        Performance Technologies, Inc. (technology), TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB MONEY MARKET PORTFOLIO

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE         TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1           Trustee: 2003                Vice Chair, EVP, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                    (all trusts)                 Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                        Corporation. Director, Wal-Mart Stores, eBay, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1         Trustee: 2002                EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                    (all trusts).                Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE         TRUST OFFICE(S) HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK            President, CEO               President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                    (all trusts).                EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                        Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                        9/02: President, CIO, American Century Investment Management;
                                                        Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                        American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                        and Quantitative Equity Portfolio Management, Twentieth Century
                                                        Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG              Treasurer, Principal         SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                     Financial Officer            The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                           (all trusts).                Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD            SVP, Chief Investment        SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                     Officer                      Management, Inc.; CIO, The Charles Schwab Trust Co.
                           (all trusts).
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON             Secretary                    SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                    (all trusts).                Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                        U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB MONEY MARKET PORTFOLIO

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE         TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER         2000 (all trusts).           Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, Director,
8/13/60                                                 America First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                        (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                        (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                        Children's Hospital. 2001: Special Advisor to the President, Stanford
                                                        University. Until 2002: Director, LookSmart, Ltd. (Internet infrastructure).
                                                        Until 2001: VP, Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD          Family of Funds, 1989;       CEO, Dorward & Associates (management, marketing and
9/23/31                    Investments, 1991;           communications consulting). Until 1999: EVP, Managing Director,
                           Capital Trust, 1993;         Grey Advertising.
                           Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER          2000 (all trusts).           Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Non-Executive
11/22/41                                                Chairman, Solectron Corp. (manufacturing), Airlease Ltd. (aircraft leasing), Mission West Properties (commercial real estate), Stratex
                                                        Networks (telecommunications); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Director, Digital
                                                        Microwave Corp. (network equipment). Until 1998: Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES           Family of Funds, 1989;       Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                    Investments, 1991;           services and investment advice).
                           Capital Trust, 1993;
                           Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH            2000 (all trusts).           Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                 Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                        (investments--Netherlands), Cooper Industries (electrical products);
                                                        Member, audit committee, Northern Border Partners, L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS         Family of Funds, 1989;       Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                    Investments, 1991;           Chair, CEO, North American Trust (real estate investments).
                           Capital Trust, 1993;
                           Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY          Family of Funds, 1989;       Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                    Investments, 1991;           investments).
                           Capital Trust, 1993;
                           Annuity Portfolios, 1994.

ITEM 2: CODE OF ETHICS.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(c) During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 10(a)(1) of Form N-CSR.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

         Registrant's Board of Trustees has determined that Registrant has three "audit committee financial experts," as such term is defined in Item 3 of Form N-CSR, serving on its audit committee, including William Hasler, Mariann Byerwalter and Donald Stephens. Each of these members of Registrant's audit committee is "independent" under the standards set forth in Item 3 of Form N-CSR.

         The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an "audit committee financial expert" pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant's audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant's audit committee or Board of Trustees.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         Audit Fees

         2003: $68,836           2002: $58,569

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant's financial statements and are not reported under paragraph (a) above.

         Audit-Related Fees

         For services rendered to Registrant:

         2003: $4,954            2002: $3,580

         Nature of these services: tax provision review.

         In each of the last two fiscal years there were no "Audit-Related Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

         Tax Fees

         For services rendered to Registrant:

         2003: $7,662            2002: $7,780

         Nature of these services: preparation and review of tax returns.

         In each of the last two fiscal years there were no "Tax Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

         All Other Fees

         For services rendered to Registrant:

         2003: $1,630            2002: $1,704

         Nature of these services:  review of the methodology of allocation of
                                    Charles Schwab & Co., Inc. ("Schwab")
                                    expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

         In each of the last two fiscal years there were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(E)(1) Registrant's audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant's audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(F)  Not applicable.

(G) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant's principal accountant for services rendered to Registrant, to Registrant's investment adviser, and to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant.

         2003: $327,454      2002: $1,185,884

Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant's principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant's investment adviser that DOES NOT provide services to Registrant.

         2003: $4,713,757          2002: $3,253,013

(H) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved. As a matter of practice, the audit committee of Registrant's Board of Trustees reviews and considers for pre-approval all non-audit services provided by Registrant's principal accountant to Registrant's affiliates, regardless of whether pre-approval for such services is required by paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. Included in the audit committee's review and consideration is whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: [RESERVED].

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8: [RESERVED].

ITEM 9: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Chief Financial Officer, Tai-Chin Tung, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal half-year (Registrant's second fiscal half-year in the case of this annual report), there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 10: EXHIBITS.

(a)      (1)      Registrant's code of ethics (that is the subject of the
                  disclosure required by Item 2(a)) is attached.

         (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Annuity Portfolios

By: /s/ Randall W. Merk
    ---------------------------
        Randall W. Merk
        Chief Executive Officer

Date: February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Randall W. Merk
    ---------------------------
        Randall W. Merk
        Chief Executive Officer

Date: February 25, 2004

By: /s/ Tai-Chin Tung
    ---------------------------
        Tai-Chin Tung
        Chief Financial Officer

Date: February 24, 2004